                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09259

                     Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
     (Address of principal executive offices)                   (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------

   NUMBER OF
     SHARES                                                                                      VALUE
-----------------                                                                           -----------------

                         COMMON STOCKS (98.1%)
                         Advertising/Marketing Services (0.3%)
      588                Abitron Inc.*                                                               $21,268
      813                ADVO, Inc.                                                                   25,975
     1,225               Catalina Marketing Corp.*                                                    31,372
     3,396               DoubleClick Inc.*                                                            21,599
     8,397               Gemstar-TV Guide International, Inc.*                                        48,283
     1,099               Getty Images, Inc.*                                                          64,984
       34                Grey Global Group Inc.                                                       34,034
     1,066               Harris Interactive Inc.*                                                      7,249
     1,753               Harte-Hanks Inc.                                                             45,122
     1,015               infoUSA, Inc.*                                                               10,632
     8,045               Interpublic Group of Companies, Inc. (The)*                                  98,632
     1,683               Lamar Advertising Co. (Class A)*                                             69,710
      636                Nautilus Group, Inc.                                                         12,497
      659                Netratings, Inc.*                                                            12,429
     3,681               Omnicom Group, Inc.                                                         290,431
      787                R.H. Donnelley Corp.*                                                        42,695
     1,086               Valassis Communications, Inc.*                                               37,337
     1,448               ValueClick, Inc.*                                                            13,452
                                                                                            -----------------
                                                                                                     887,701
                                                                                            -----------------
                         Aerospace & Defense (1.2%)
      620                AAR Corp.*                                                                    7,285
     1,287               Aeroflex Inc.*                                                               14,286
      748                Alliant Techsystems, Inc.*                                                   43,002
      540                Armor Holdings, Inc.*                                                        19,991
      614                Aviall, Inc.*                                                                13,293
     15,134              Boeing Co.                                                                  755,187
      481                Cubic Corp.                                                                  10,582
      478                Curtiss-Wright Corp.                                                         26,677
      473                DRS Technologies, Inc.*                                                      17,132
      385                EDO Corp.                                                                    10,772
      526                Engineered Support Systems, Inc.                                             25,269
      250                ESCO Technologies Inc.*                                                      17,450
      409                Esterline Corp.*                                                             12,924
      764                FLIR Systems, Inc.*                                                          40,652
      854                GenCorp Inc.                                                                 11,871
     3,554               General Dynamics Corp.                                                      362,934
     2,279               Goodrich Corp.                                                               70,262
      337                IniVision Techonologies, Inc.*                                               15,563
     1,892               L-3 Communications Holdings, Inc.                                           124,740
     7,181               Lockheed Martin Corp.                                                       395,601
      413                Mercury Computer Systems, Inc.*                                              10,430
      382                Moog Inc. (Class A)*                                                         14,336
     6,420               Northrop Grumman Corp.                                                      332,235
      924                Orbital Sciences Corp. (c)                                                    9,563
     1,029               Precision Castparts Corp.                                                    61,740
     8,082               Raytheon Co.                                                                294,831
     3,430               Rockwell Collins, Inc.                                                      121,662
      204                Sequa Corp. (Class A)*                                                       11,012
      628                Teledyne Technologies Inc.*                                                  16,058
     1,578               Titan Corp. (The)*                                                           23,418
      309                Triumph Group, Inc.*                                                         10,617
      412                United Defense Industries, Inc.*                                             16,538
                                                                                            -----------------
                                                                                                   2,917,913
                                                                                            -----------------
                         Agricultural Commodities/Milling (0.2%)
     12,589              Archer-Daniels-Midland Co.                                                  243,849
     1,935               Bunge Ltd.                                                                   92,357
      938                Corn Products International, Inc.                                            46,150
     1,066               Delta & Pine Land Co.                                                        28,057
                                                                                            -----------------
                                                                                                     410,413
                                                                                            -----------------
                         Air Freight/Couriers (1.0%)
     1,636               C.H. Robinson Worldwide, Inc.                                                88,246
      963                CNF Inc.                                                                     42,160
     1,217               EGL, Inc.*                                                                   38,920
     2,034               Expeditors International of Washington, Inc.                                116,141
     5,334               FedEx Corp.                                                                 486,034
      416                Forward Air Corp.*                                                           17,127
      980                Pacer International, Inc.*                                                   17,395
     19,684              United Parcel Service, Inc. (Class B)                                     1,558,579
                                                                                            -----------------
                                                                                                   2,364,602
                                                                                            -----------------
                         Airlines (0.2%)
     1,497               AirTran Holdings, Inc.*                                                      17,395
      520                Alaska Air Group, Inc.*                                                      13,697
      673                America West Holdings Corp. (Class B)*                                        3,082
     3,203               AMR Corp.*                                                                   24,727
     1,498               Continental Airlines, Inc. (Class B)*                                        13,901
     2,634               Delta Air Lines, Inc.*                                                       14,355
     1,367               ExpressJet Holdings, Inc.*                                                   15,201
      885                Flyi Inc.*                                                                    1,239
      678                Frontier Airlines, Inc.*                                                      5,668
     1,992               JetBlue Airways Corp.*                                                       43,924
      615                Mesa Air Group, Inc.*                                                         3,530
     2,003               Northwest Airlines Corp. (Class A)*                                          17,727
     1,185               SkyWest, Inc.                                                                20,240
     15,253              Southwest Airlines Co.                                                      240,540
                                                                                            -----------------
                                                                                                     435,226
                                                                                            -----------------
                         Alternative Power Generation (0.0%)
     8,037               Calpine Corp.*                                                               20,012
     1,785               NRG Energy Inc.                                                              49,516
     1,190               Plug Power Inc.*                                                              7,122
                                                                                            -----------------
                                                                                                      76,650
                                                                                            -----------------
                         Aluminum (0.2%)
     15,525              Alcoa, Inc.                                                                 504,562
                                                                                            -----------------
                         Apparel/Footwear (0.5%)
      348                Brown Shoe Co., Inc.                                                          9,500
     3,309               Cintas Corp.                                                                142,750
     3,540               Coach, Inc.*                                                                165,070
      776                Columbia Sportswear Co.*                                                     46,839
      843                Guess ? Inc.*                                                                14,078
     2,448               Jones Apparel Group, Inc.                                                    86,414
      640                Kellwood Co.                                                                 20,134
      383                Kenneth Cole Productions, Inc. (Class A)                                     10,150
     1,124               K-Swiss, Inc. (Class A)                                                      28,100
     2,114               Liz Claiborne, Inc.                                                          86,420
     4,698               Nike, Inc. (Class B)                                                        381,994
      314                Oxford Industries, Inc.                                                      11,646
      592                Phillips-Van Heusen Corp.                                                    13,492
     1,189               Polo Ralph Lauren Corp.                                                      43,910
     1,186               Quiksilver, Inc.*                                                            32,319
     1,141               Reebok International Ltd.                                                    42,217
      761                Russell Corp.                                                                13,158
      770                Stride Rite Corp.                                                             7,970
      678                Timberland Co. (Class A)*                                                    41,629
     2,094               V.F. Corp.                                                                  112,720
      907                Wolverine World Wide, Inc.                                                   27,609
                                                                                            -----------------
                                                                                                   1,338,119
                                                                                            -----------------
                         Apparel/Footwear Retail (0.7%)
     2,026               Abercrombie & Fitch Co. (Class A)*                                           79,379
     1,087               Aeropostale*                                                                 34,295
     1,510               American Eagle Outfitters, Inc.*                                             61,729
     1,414               AnnTaylor Stores Corp.*                                                      31,758
      751                bebe stores, inc.*                                                           23,183
      413                Buckle (The), Inc.                                                           10,664
      912                Burlington Coat Factory Warehouse Corp.                                      20,128
      396                Cato Corp. (The) (Class A)                                                    9,092
     2,208               Charming Shoppes, Inc.*                                                      16,847
     1,726               Chico's FAS, Inc.*                                                           69,092
      520                Children's Place Retail Stores, Inc. (The)*                                  16,052
      715                Christopher & Banks Corp.                                                    11,619
      569                Dress Barn, Inc.*                                                             9,121
      383                Finish Line, Inc. (Class A)*                                                 13,263
     2,777               Foot Locker, Inc.                                                            67,759
     16,076              Gap, Inc. (The)                                                             321,198
      575                Gymboree Corp. (The)*                                                         6,958
      946                Hot Topic, Inc.*                                                             19,450
     8,781               Limited Brands, Inc.                                                        217,593
      921                Men's Wearhouse, Inc. (The)*                                                 28,625
     2,663               Nordstrom, Inc.                                                             114,988
     1,368               Pacific Sunwear of California, Inc.*                                         32,066
     1,379               Payless ShoeSource, Inc.*                                                    13,114
     2,945               Ross Stores, Inc.                                                            77,365
      369                Stage Stores, Inc.*                                                          13,288
      810                Stein Mart, Inc.*                                                            13,462
     1,097               Talbot's, Inc. (The)                                                         28,950
     9,751               TJX Companies, Inc. (The)                                                   233,829
      774                Too, Inc.*                                                                   17,043
     1,464               Urban Outfitters, Inc.*                                                      60,024
                                                                                            -----------------
                                                                                                   1,671,934
                                                                                            -----------------
                         Auto Parts: O.E.M. (0.3%)
     1,027               American Axle & Manufacturing Holdings, Inc.*                                29,475
     1,327               ArvinMeritor, Inc.                                                           24,762
     1,062               BorgWarner, Inc.                                                             49,256
     1,627               Collins & Aikman Corp.*                                                       6,329
     2,880               Dana Corp.                                                                   42,941
     10,856              Delphi Corp.                                                                 91,299
     2,932               Eaton Corp.                                                                 187,501
     1,486               Gentex Corp.                                                                 49,053
     3,496               Johnson Controls, Inc.                                                      200,496
     1,311               Lear Corp.                                                                   70,689
      860                Modine Manufacturing Co.                                                     26,411
      926                Sauer-Danfoss, Inc.                                                          16,761
      770                Superior Industries International, Inc.                                      20,998
     3,098               Visteon Corp.                                                                22,027
                                                                                            -----------------
                                                                                                     837,998
                                                                                            -----------------
                         Automotive Aftermarket (0.1%)
      513                Bandag, Inc.                                                                 23,598
      440                Barnes Group, Inc.                                                           11,440
      729                CLARCOR Inc.                                                                 35,940
     1,431               Cooper Tire & Rubber Co.                                                     27,876
     3,566               Goodyear Tire & Rubber Co. (The)*                                            35,945
                                                                                            -----------------
                                                                                                     134,799
                                                                                            -----------------
                         Beverages: Alcoholic (0.4%)
     14,361              Anheuser-Busch Companies, Inc.                                              717,332
     2,168               Brown-Forman Corp. (Class B)                                                 97,343
     2,039               Constellation Brands Inc. (Class A)*                                         79,990
      749                Coors (Adolph) Co. (Class B)                                                 49,958
                                                                                            -----------------
                                                                                                     944,623
                                                                                            -----------------
                         Beverages: Non-Alcoholic (0.8%)
     43,496              Coca-Cola Co. (The)                                                       1,768,547
     8,394               Coca-Cola Enterprises Inc.                                                  175,519
     3,202               Pepsi Bottling Group, Inc. (The)                                             89,784
     2,846               PepsiAmericas, Inc.                                                          57,632
                                                                                            -----------------
                                                                                                   2,091,482
                                                                                            -----------------
                         Biotechnology (1.7%)
     1,999               Abgenix, Inc.*                                                               18,211
      618                Adolor Corp.*                                                                 7,317
     1,255               Affymetrix, Inc.*                                                            38,277
      426                Alexion Pharmaceuticals, Inc.*                                                7,602
     1,735               Alkermes, Inc.*                                                              21,462
     23,306              Amgen Inc.*                                                               1,323,781
     1,940               Amylin Pharmaceuticals, Inc.*                                                41,322
      771                Antigenics Inc.*                                                              5,220
     1,936               Applera Corp. - Celera Genomics Group*                                       24,819
      887                ARIAD Pharmaceuticals, Inc.*                                                  5,029
     6,067               Biogen Idec Inc.*                                                           352,857
     1,390               BioMarin Pharmaceutical, Inc.*                                                5,741
     1,679               Bruker BioSciences Corp.*                                                     5,793
     3,148               Celgene Corp.*                                                               93,244
      767                Cell Genesys, Inc.*                                                           5,032
     1,078               Cephalon, Inc.*                                                              51,388
     1,063               Charles River Laboratories International, Inc.*                              49,738
     3,374               Chiron Corp.*                                                               109,385
      563                Ciphergen Biosystem, Inc.*                                                    2,072
     1,071               Corixa Corp.*                                                                 4,257
      778                Cubist Pharmaceuticals, Inc.*                                                 7,939
      689                CV Therapeutics, Inc.*                                                       11,527
      859                Dendreon Corp.*                                                               8,882
      823                Discovery Laboratories, Inc.*                                                 5,605
      834                Diversa Corp.*                                                                7,189
      858                Enzo Biochem, Inc.*                                                          15,175
     1,101               Enzon Pharmaceuticals, Inc.*                                                 17,803
     1,389               Exelixis, Inc.*                                                              12,362
     1,541               Genencor International Inc.*                                                 23,924
     8,550               Genentech, Inc.*                                                            389,282
      469                Gen-Probe Inc.*                                                              16,434
     1,542               Genta Inc.*                                                                   3,855
     4,263               Genzyme Corp.*                                                              223,680
      647                Geron Corp.*                                                                  5,082
     7,806               Gilead Sciences, Inc.*                                                      270,322
     2,768               Human Genome Sciences, Inc.*                                                 28,483
     1,309               ICOS Corp.*                                                                  29,479
      884                ILEX Oncology, Inc.*                                                         22,321
     1,507               ImClone Systems, Inc.*                                                       66,007
      974                Immunomedics, Inc.*                                                           2,776
     1,404               Incyte Corp.*                                                                14,602
      713                InterMune Inc.*                                                               9,248
      990                Invitrogen Corp.*                                                            57,321
     1,222               Lexicon Genetics Inc.*                                                        7,955
     1,321               Ligand Pharmaceuticals Inc. (Class B)*                                       11,777
      532                Martek Biosciences Corp.*                                                    25,034
      677                Maxygen Inc.*                                                                 6,499
     1,513               Medarex, Inc.*                                                               11,514
     1,047               Medicines Company (The)*                                                     27,892
     4,796               MedImmune, Inc.*                                                            136,302
     1,174               MGI Pharma, Inc.*                                                            31,311
     5,778               Millennium Pharmaceuticals, Inc.*                                            74,998
      950                Millipore Corp.*                                                             43,691
      527                Myriad Genetics, Inc.*                                                        9,338
      899                Nabi Biopharmaceuticals*                                                     12,451
      666                Neurocrine Biosciences, Inc.*                                                31,002
      862                NPS Pharmaceuticals, Inc.*                                                   14,723
      569                Onyx Pharmaceuticals, Inc.*                                                  15,966
      805                OSI Pharmaceuticals Inc.*                                                    52,309
     1,816               Protein Design Labs, Inc.*                                                   34,776
     1,018               Regeneron Pharmaceuticals, Inc.*                                              7,401
      864                SciClone Pharmaceuticals, Inc.*                                               3,931
      690                SuperGen, Inc.*                                                               4,209
      948                Tanox, Inc.*                                                                 14,884
      795                Techne Corp.*                                                                28,636
      700                Telik, Inc.*                                                                 12,915
      685                Transkaryotic Therapies, Inc.*                                               11,857
      456                Trimeris, Inc.*                                                               5,249
     1,739               Vertex Pharmaceuticals Inc.*                                                 18,920
     1,051               Vicuron Pharmaceuticals, Inc.*                                               14,735
     1,595               XOMA Ltd.*                                                                    3,270
     1,051               ZymoGenetics, Inc.*                                                          19,853
                                                                                            -----------------
                                                                                                   4,115,243
                                                                                            -----------------
                         Broadcasting (0.4%)
      430                Citadel Broadcasting Corp.*                                                   6,257
     10,969              Clear Channel Communications, Inc.                                          366,365
      966                Cox Radio, Inc. (Class A)*                                                   15,359
     1,046               Cumulus Media, Inc. (Class A)*                                               16,998
     1,281               Emmis Communications Corp. (Class A)*                                        23,955
      995                Entercom Communications Corp.*                                               33,034
     1,723               Entravision Communications Corp. (Class A)*                                  13,870
      168                Fisher Communications, Inc.*                                                  7,904
      855                Gray Television, Inc.                                                        11,354
     1,002               Hearst-Argyle Television, Inc.                                               26,112
      544                Liberty (Corp.) (The)                                                        21,994
      567                Lin TV Corp. (Class A)*                                                      10,308
     2,142               Radio One, Inc. (Class A)*                                                   31,380
      350                Salem Communications Corp.*                                                   8,750
     1,191               Sinclair Broadcast Group, Inc. (Class A)                                      8,337
     20,843              Sirius Satellite Radio Inc.*                                                 81,288
      721                Spanish Broadcasting System, Inc. (Class A)*                                  7,297
     6,265               Univision Communications Inc. (Class A)*                                    193,964
     1,937               Westwood One, Inc.*                                                          44,706
     2,629               XM Satellite Radio Holdings Inc. (Class A)*                                  84,969
                                                                                            -----------------
                                                                                                   1,014,201
                                                                                            -----------------
                         Building Products (0.2%)
     4,233               American Standard Companies, Inc.*                                          154,801
      577                Griffon Corp.*                                                               12,838
     1,468               Lennox International Inc.                                                    21,227
     8,974               Masco Corp.                                                                 307,449
      632                Simpson Manufacturing Co., Inc.                                              40,625
      508                Watsco, Inc.                                                                 14,458
      954                York International Corp.                                                     30,375
                                                                                            -----------------
                                                                                                     581,773
                                                                                            -----------------
                         Cable/Satellite TV (1.1%)
     4,254               Cablevision Systems New York Group (Class A)*                                87,547
     5,974               Charter Communications, Inc. (Class A)*                                      15,054
     40,212              Comcast Corp. (Class A)*                                                  1,186,254
     10,591              Cox Communications, Inc. (Class A)*                                         364,754
     24,722              DIRECTV Group, Inc. (The)                                                   414,588
     4,769               EchoStar Communications Corp. (Class A)*                                    150,796
     1,229               Insight Communications Co., Inc.*                                            10,397
     52,365              Liberty Media Corp. (Class A)*                                              467,096
     2,618               Liberty Media International, Inc. (Class A)*                                 94,379
     2,167               Mediacom Communications Corp.*                                               14,194
     2,055               UnitedGlobalCom, Inc. (Class A)*                                             15,371
                                                                                            -----------------
                                                                                                   2,820,430
                                                                                            -----------------
                         Casino/Gaming (0.4%)
     1,124               Alliance Gaming Corp.*                                                       10,397
      517                Ameristar Casinos, Inc.*                                                     17,953
      661                Argosy Gaming Co.*                                                           26,169
      789                Aztar Corp.*                                                                 24,420
     1,194               Boyd Gaming Corp.                                                            39,987
     5,818               Caesars Enertainment, Inc.*                                                 104,142
      258                Churchill Downs Inc.                                                          9,801
     5,379               GTECH Holdings Corp.                                                        127,321
     2,140               Harrah's Entertainment, Inc.                                                125,233
     6,708               International Game Technology                                               221,632
      571                Isle of Capri Casinos, Inc.*                                                 12,933
     1,191               Mandalay Resort Group                                                        81,941
     2,536               MGM Mirage*                                                                 136,437
      512                Multimedia Games, Inc.*                                                       6,758
      783                Penn National Gaming, Inc.*                                                  32,518
      487                Shuffle Master, Inc.*                                                        20,498
     1,102               Station Casinos, Inc.                                                        56,147
      676                Wynn Resorts, Ltd.*                                                          39,309
                                                                                            -----------------
                                                                                                   1,093,596
                                                                                            -----------------
                         Catalog/Specialty Distribution (0.0%)
      902                Insight Enterprises, Inc.*                                                   16,737
      701                Valuevision Media Inc. (Class A)*                                             7,318
                                                                                            -----------------
                                                                                                      24,055
                                                                                            -----------------
                         Chemicals: Agricultural (0.1%)
     5,196               Monsanto Co.                                                                222,129
      625                Scotts Company (The) (Class A)*                                              40,138
     2,422               The Mosaic Company                                                           36,427
                                                                                            -----------------
                                                                                                     298,694
                                                                                            -----------------
                         Chemicals: Major Diversified (0.8%)
     1,316               Cabot Corp.                                                                  44,849
     16,718              Dow Chemical Co. (The)                                                      751,307
     17,862              Du Pont (E.I.) de Nemours & Co.                                             765,744
     1,496               Eastman Chemical Co.                                                         71,015
     2,431               Engelhard Corp.                                                              68,797
     2,434               Hercules Inc.*                                                               34,758
     2,917               Rohm & Haas Co.                                                             123,652
                                                                                            -----------------
                                                                                                   1,860,122
                                                                                            -----------------
                         Chemicals: Specialty (0.5%)
     4,403               Air Products & Chemicals, Inc.                                              234,151
     1,432               Airgas, Inc.                                                                 35,227
     1,081               Albemarle Corp.                                                              38,754
      439                Arch Chemicals, Inc.                                                         12,446
      669                Cambrex Corp.                                                                14,966
     2,198               Crompton Corp.                                                               20,441
      841                Cytec Industries, Inc.                                                       39,115
      662                FMC Corp.*                                                                   29,029
      689                Georgia Gulf Corp.                                                           31,191
     1,089               Great Lakes Chemical Corp.                                                   27,900
      689                Kronos Worldwide, Inc.                                                       27,491
      999                Lubrizol Corp. (The)                                                         34,695
     3,644               Lyondell Chemical Co.                                                        83,739
     1,455               Millennium Chemicals Inc.                                                    31,253
     1,328               NL Industries, Inc.                                                          26,494
      554                OM Group, Inc.*                                                              18,276
     1,784               Polyone Corp.*                                                               13,505
     6,341               Praxair, Inc.                                                               267,590
      576                Schulman (A.), Inc.                                                          11,434
     1,125               Sensient Technologies Corp.                                                  24,435
     1,343               Sigma-Aldrich Corp.                                                          74,725
     2,209               Valhi, Inc.                                                                  33,754
                                                                                            -----------------
                                                                                                   1,130,611
                                                                                            -----------------
                         Coal (0.1%)
     1,020               Arch Coal, Inc.                                                              33,170
     1,635               CONSOL Energy, Inc.                                                          57,879
     1,460               Massey Energy Co.                                                            39,318
     1,051               Peabody Energy Corp.                                                         67,033
                                                                                            -----------------
                                                                                                     197,400
                                                                                            -----------------
                         Commercial Printing/Forms (0.1%)
      567                Banta Corp.                                                                  23,066
      659                Bowne & Co., Inc.                                                             8,191
      979                Deluxe Corp.                                                                 37,290
     4,338               Donnelley (R.R.) & Sons Co.                                                 136,430
      583                Harland (John H.) Co.                                                        18,790
      552                Standard Register Co.                                                         5,862
                                                                                            -----------------
                                                                                                     229,629
                                                                                            -----------------
                         Computer Communications (1.2%)
     7,227               3Com Corp.*                                                                  29,920
     3,081               Adaptec, Inc.*                                                               24,032
     8,135               Avaya Inc.*                                                                 117,144
      909                Avocent Corp.*                                                               32,360
     4,992               Brocade Communications Systems, Inc.*                                        33,896
    120,745              Cisco Systems, Inc.*                                                      2,319,511
     1,213               Echelon Corp.*                                                                8,564
     1,605               Emulex Corp.*                                                                16,869
     4,875               Enterasys Networks, Inc.*                                                     6,825
     2,962               Extreme Networks, Inc.*                                                      17,328
      526                F5 Networks, Inc.*                                                           21,014
      901                FalconStor Software, Inc.*                                                    7,046
     4,152               Finisar Corp.*                                                                6,103
     2,528               Foundry Networks, Inc.*                                                      30,665
     1,139               Ixia*                                                                        14,545
     7,542               Juniper Networks, Inc.*                                                     200,693
     2,550               McDATA Corp. (Class A)*                                                      16,014
     2,040               MRV Communications, Inc.*                                                     7,079
      552                NETGEAR, Inc.                                                                 7,524
     1,830               QLogic Corp.*                                                                59,475
                                                                                            -----------------
                                                                                                   2,976,607
                                                                                            -----------------
                         Computer Peripherals (0.5%)
     1,736               Advanced Digital Information Corp.*                                          15,537
      595                Avid Technology, Inc.*                                                       31,523
      809                Dot Hill Systems Corp.*                                                       5,056
     1,020               Electronics for Imaging, Inc.*                                               18,401
     43,217              EMC Corp.*                                                                  556,203
      750                Imation Corp.                                                                23,453
     2,489               Lexmark International, Inc.*                                                206,861
     4,757               Maxtor Corp.*                                                                14,081
     6,685               Network Appliance, Inc.*                                                    163,582
     1,564               Pinnacle Systems, Inc.*                                                       7,288
     3,304               Quantum Corp. - DLT & Storage Systems*                                        8,855
      257                SafeNet, Inc.*                                                                7,872
     1,927               ScanSoft, Inc.*                                                               7,467
     8,179               Seagate Technology (ADR) (Cayman Islands)*                                  103,382
      417                Sonic Solutions*                                                              8,277
     2,143               Storage Technology Corp.*                                                    57,904
     3,970               Western Digital Corp.*                                                       33,070
     1,374               Zebra Technologies Corp. (Class A)*                                          72,808
                                                                                            -----------------
                                                                                                   1,341,620
                                                                                            -----------------
                         Computer Processing Hardware (1.4%)
     7,024               Apple Computer, Inc.*                                                       368,971
     1,353               Cray, Inc.*                                                                   4,526
     44,827              Dell Inc.*                                                                1,571,635
     6,968               Gateway, Inc.*                                                               40,763
     54,494              Hewlett-Packard Co.                                                       1,016,858
     1,833               NCR Corp.*                                                                  103,290
      619                PalmOne, Inc.*                                                               17,932
     63,297              Sun Microsystems, Inc.*                                                     286,735
                                                                                            -----------------
                                                                                                   3,410,710
                                                                                            -----------------
                         Construction Materials (0.2%)
      553                AMCOL International Corp.                                                     9,727
      597                Eagle Materials Inc.                                                         41,259
      381                ElkCorp.                                                                     10,725
      924                Florida Rock Industries, Inc.                                                47,725
     1,340               Lafarge Corp.                                                                65,660
      948                Martin Marietta Materials, Inc.                                              43,162
      412                Texas Industries, Inc.                                                       20,983
      392                Trex Co., Inc.*                                                              15,727
      841                USG Corp.*                                                                   18,830
     2,003               Vulcan Materials Co.                                                         99,709
                                                                                            -----------------
                                                                                                     373,507
                                                                                            -----------------
                         Consumer Sundries (0.1%)
     1,388               American Greetings Corp. (Class A)*                                          36,713
     1,119               Blyth Industries, Inc.                                                       33,648
     1,507               Oakley, Inc.                                                                 19,139
      485                Sola International, Inc.*                                                     9,302
     1,156               Yankee Candle Co., Inc. (The)*                                               32,021
                                                                                            -----------------
                                                                                                     130,823
                                                                                            -----------------
                         Containers/Packaging (0.3%)
      920                Aptargroup, Inc.                                                             43,166
     2,264               Ball Corp.                                                                   90,220
     2,058               Bemis Company, Inc.                                                          54,475
      543                Caraustar Industries, Inc.*                                                   8,074
     3,279               Crown Holdings, Inc.*                                                        37,217
      435                Greif Bros. Corp. (Class A)                                                  18,074
      644                Myers Industries, Inc.                                                        6,846
     3,046               Owens-Illinois, Inc.*                                                        56,442
     2,043               Packaging Corp. of America                                                   44,803
     3,047               Pactiv Corp.*                                                                72,183
      681                Rock-Tenn Co. (Class A)                                                      10,590
     1,647               Sealed Air Corp.*                                                            81,592
      356                Silgan Holdings, Inc.*                                                       16,894
     4,793               Smurfit-Stone Container Corp.*                                               83,206
     1,891               Sonoco Products Co.                                                          50,395
     1,057               Temple-Inland, Inc.                                                          62,490
                                                                                            -----------------
                                                                                                     736,667
                                                                                            -----------------
                         Contract Drilling (0.4%)
     2,525               Diamond Offshore Drilling, Inc.                                              85,345
     2,904               ENSCO International Inc.                                                     88,717
     4,523               GlobalSantaFe Corp. (Cayman Islands)                                        133,428
     3,712               Grey Wolf, Inc.*                                                             19,228
     1,185               Helmerich & Payne, Inc.                                                      33,832
     2,910               Nabors Industries, Ltd. (Bermuda)*                                          142,939
     2,592               Noble Corp.*                                                                118,402
     3,326               Patterson-UTI Energy, Inc.*                                                  63,959
     2,628               Pride International, Inc.*                                                   48,565
     1,823               Rowan Companies, Inc.*                                                       46,541
     6,198               Transocean Inc. (Cayman Islands)*                                           218,479
                                                                                            -----------------
                                                                                                     999,435
                                                                                            -----------------
                         Data Processing Services (1.0%)
     1,617               Acxiom Corp.                                                                 40,425
     2,543               Affiliated Computer Services, Inc. (Class A)*                               138,721
     1,433               Alliance Data Systems Corp.*                                                 60,587
     10,544              Automatic Data Processing, Inc.                                             457,504
     2,405               BISYS Group, Inc. (The)*                                                     35,113
     3,048               Ceridian Corp.*                                                              52,578
     1,256               Certergy Inc.                                                                44,400
     1,684               CheckFree Corp.*                                                             52,204
     3,629               Computer Sciences Corp.*                                                    180,252
     2,787               Convergys Corp.*                                                             36,259
     1,134               CSG Systems International, Inc.*                                             19,063
     1,617               DST Systems, Inc.*                                                           72,522
      914                eFunds Corp.*                                                                17,997
     15,580              First Data Corp.                                                            643,142
     3,738               Fiserv, Inc.*                                                               132,849
      696                Global Payments Inc.                                                         38,113
     1,020               Hewitt Associates, Inc.*                                                     28,591
      319                iPayment Holdings, Inc.*                                                     14,294
     7,305               Paychex, Inc.                                                               239,560
     5,636               SunGard Data Systems Inc.*                                                  149,298
     3,814               Total System Services, Inc.                                                  90,010
      792                Tyler Technologies, Inc.*                                                     6,906
                                                                                            -----------------
                                                                                                   2,550,388
                                                                                            -----------------
                         Department Stores (0.5%)
     1,683               Dillard's, Inc. (Class A)                                                    34,485
     3,503               Federated Department Stores, Inc.                                           176,726
     6,670               Kohl's Corp.*                                                               338,569
     5,592               May Department Stores Co.                                                   145,728
      948                Neiman Marcus Group, Inc. (The) (Class A)                                    57,667
     5,405               Penney (J.C.) Co., Inc.                                                     186,959
     2,657               Saks, Inc.*                                                                  32,469
     4,200               Sears, Roebuck & Co.                                                        147,000
                                                                                            -----------------
                                                                                                   1,119,603
                                                                                            -----------------
                         Discount Stores (2.4%)
     1,394               99 Cents Only Stores*                                                        21,482
     2,369               Big Lots, Inc.*                                                              29,352
     1,457               BJ's Wholesale Club, Inc.*                                                   42,297
     8,869               Costco Wholesale Corp.                                                      425,180
     6,530               Dollar General Corp.                                                        125,703
     2,262               Dollar Tree Stores, Inc.*                                                    65,372
     3,382               Family Dollar Stores, Inc.                                                   99,938
      628                Fred's, Inc.                                                                 11,009
     1,600               KMART Holding Corp.*                                                        147,264
      568                ShopKo Stores, Inc.*                                                          9,792
     16,312              Target Corp.                                                                815,926
     76,588              Wal-Mart Stores, Inc.                                                     4,129,625
                                                                                            -----------------
                                                                                                   5,922,940
                                                                                            -----------------
                         Drugstore Chains (0.4%)
     7,698               CVS Corp.                                                                   334,555
      991                Longs Drug Stores Corp.                                                      24,478
     10,421              Rite Aid Corp.*                                                              38,766
     18,296              Walgreen Co.                                                                656,643
                                                                                            -----------------
                                                                                                   1,054,442
                                                                                            -----------------
                         Electric Utilities (2.7%)
     12,099              AES Corp. (The)*                                                            131,879
     2,648               Allegheny Energy, Inc.*                                                      48,485
      561                Allete Inc.                                                                  19,063
     2,014               Alliant Energy, Inc.                                                         53,129
     3,159               Ameren Corp.                                                                151,632
     7,685               American Electric Power Co., Inc.                                           253,067
     3,762               Aquila, Inc.*                                                                11,925
     1,235               Avista Corp.                                                                 21,958
      761                Black Hills Corp.                                                            22,419
     5,931               CenterPoint Energy, Inc.                                                     62,335
     3,474               Cinergy Corp.                                                               137,292
     1,129               Cleco Corp.                                                                  20,570
     3,007               CMS Energy Corp.*                                                            28,145
      308                CN Energy Group, Inc.                                                        13,746
     4,368               Consolidated Edison, Inc.                                                   189,790
     3,241               Constellation Energy Group, Inc.                                            131,649
     5,831               Dominion Resources, Inc.                                                    375,050
     2,451               DPL, Inc.                                                                    52,942
     3,273               DTE Energy Co.                                                              139,790
     16,337              Duke Energy Corp.                                                           400,747
     1,742               Duquesne Light Holdings Co.                                                  29,893
     6,313               Edison International                                                        192,547
     1,339               El Paso Electric Co.*                                                        22,294
      445                Empire District Electric Co. (The)                                            9,274
     2,846               Energy East Corp.                                                            71,719
     4,451               Entergy Corp.                                                               290,917
     11,803              Exelon Corp.                                                                467,635
     6,223               FirstEnergy Corp.                                                           257,197
     3,585               FPL Group, Inc.                                                             247,007
     1,346               Great Plains Energy Inc.                                                     38,348
     1,462               Hawaiian Electric Industries, Inc.                                           40,994
     1,078               IDACORP, Inc.                                                                33,396
      669                MGE Energy Inc.                                                              21,201
     2,608               Northeast Utilities                                                          50,413
     1,035               NSTAR                                                                        51,201
     1,665               OGE Energy Corp.                                                             42,241
      819                Otter Tail Power Co.                                                         21,188
     3,321               Pepco Holdings, Inc.                                                         68,446
     8,036               PG&E Corp.*                                                                 257,473
     1,769               Pinnacle West Capital Corp.                                                  75,395
     1,696               PNM Resources Inc.*                                                          39,483
     3,436               PPL Corp.                                                                   178,672
     4,753               Progress Energy, Inc.                                                       196,299
     4,419               Public Service Enterprise Group, Inc.                                       188,205
     1,826               Puget Energy, Inc.                                                           42,473
     5,973               Reliant Energy, Inc.*                                                        61,402
     2,166               SCANA Corp.                                                                  80,359
     2,379               Sierra Pacific Resources*                                                    22,838
     13,172              Southern Co. (The)                                                          416,103
     3,878               TECO Energy, Inc.                                                            54,292
     1,428               Texas Genco Holdings, Inc.                                                   66,688
     6,276               TXU Corp.                                                                   384,217
      458                UIL Holdings Corp.                                                           23,211
      655                UniSource Energy Corp.                                                       16,106
     1,559               Westar Energy, Inc.                                                          32,661
     2,287               Wisconsin Energy Corp.                                                       74,648
      634                WPS Resources Corp.                                                          30,115
     7,728               Xcel Energy, Inc.                                                           132,149
                                                                                            -----------------
                                                                                                   6,594,313
                                                                                            -----------------
                         Electrical Products (0.5%)
      932                Acuity Brands, Inc.                                                          24,726
     3,847               American Power Conversion Corp.                                              74,170
     1,231               Baldor Electric Co.                                                          28,842
      933                Belden CDT Inc.*                                                             20,741
      499                C&D Technologies, Inc.                                                        8,932
     1,809               Cooper Industries Ltd. (Class A) (Bermuda)                                  115,595
     7,533               Emerson Electric Co.                                                        482,489
     1,638               Energizer Holdings, Inc.*                                                    76,052
      536                Franklin Electric Co., Inc.                                                  20,572
      263                Genlyte Group Inc. (The)*                                                    19,346
     1,160               Hubbell, Inc. (Class B)                                                      53,035
      426                Littelfuse, Inc.*                                                            13,896
     3,718               Molex Inc.                                                                  109,941
     1,998               Power-One, Inc.*                                                             14,026
      634                Rayovac Corp.*                                                               15,793
     1,141               Thomas & Betts Corp.*                                                        32,336
      336                Thomas Industries, Inc.                                                      11,357
      366                Wilson Greatbatch Technologies, Inc.*                                         6,204
                                                                                            -----------------
                                                                                                   1,128,053
                                                                                            -----------------
                         Electronic Components (0.3%)
     1,664               Amphenol Corp. (Class A)*                                                    57,125
     3,390               AVX Corp.                                                                    40,680
      724                Benchmark Electronics, Inc.*                                                 24,594
     1,728               Cree, Inc.*                                                                  59,633
      675                CTS Corp.                                                                     8,917
      646                Hutchinson Technology Inc.*                                                  21,712
      484                Intermagnetics General Corp.*                                                12,337
     3,882               Jabil Circuit, Inc.*                                                         94,371
     1,686               Kemet Corp.*                                                                 13,083
     1,357               Kopin Corp.*                                                                  4,967
     3,937               MEMC Electronic Materials, Inc.*                                             37,008
      696                Methode Electronics, Inc.                                                     9,347
     1,020               OmniVision Technologies, Inc.*                                               16,218
      386                Park Electrochemical Corp.                                                    8,110
      830                Plexus Corp.*                                                                10,284
     3,152               SanDisk Corp.*                                                               65,782
     9,960               Sanmina-SCI Corp.*                                                           79,680
     16,198              Solectron Corp.*                                                             84,554
     1,264               Superconductor Technologies Inc.*                                             1,340
     1,228               Technitrol, Inc.*                                                            20,041
      783                TTM Technologies, Inc.*                                                       7,333
      816                Vicor Corp.*                                                                  7,581
     3,109               Vishay Intertechnology, Inc.*                                                40,199
                                                                                            -----------------
                                                                                                     724,896
                                                                                            -----------------
                         Electronic Distributors (0.1%)
      707                Anixter International, Inc.*                                                 27,318
     1,968               Arrow Electronics, Inc.*                                                     47,153
     2,333               Avnet, Inc.*                                                                 39,568
     1,615               CDW Corp.                                                                   100,178
     2,936               Ingram Micro Inc. (Class A)*                                                 50,646
     2,328               Safeguard Scientifics, Inc.*                                                  3,888
      239                ScanSource, Inc.*                                                            14,801
     1,101               Tech Data Corp.*                                                             44,469
                                                                                            -----------------
                                                                                                     328,021
                                                                                            -----------------
                         Electronic Equipment/Instruments (0.5%)
     9,213               Agilent Technologies, Inc.*                                                 230,878
      640                Checkpoint Systems, Inc.*                                                    10,944
      888                Coherent, Inc.*                                                              21,427
     1,407               Diebold, Inc.                                                                67,325
      267                Digital Theater Systems Inc.*                                                 4,542
      688                Dionex Corp.*                                                                38,528
     1,680               Identix Inc.*                                                                12,247
      400                Itron, Inc.*                                                                  8,376
     27,803              JDS Uniphase Corp.*                                                          88,136
      676                Kronos, Inc.*                                                                33,158
     1,479               Lexar Media, Inc.*                                                            9,998
     1,510               National Instruments Corp.                                                   41,570
     1,105               Newport Corp.*                                                               12,475
      762                Paxar Corp.*                                                                 16,802
     3,635               Rockwell Automation, Inc.                                                   151,543
     2,942               Scientific-Atlanta, Inc.                                                     80,581
      525                SeaChange International, Inc.*                                                8,946
     4,467               Symbol Technologies, Inc.                                                    65,620
     1,801               Tektronix, Inc.                                                              54,624
     3,168               Thermo Electron Corp.*                                                       91,872
     1,165               Unova, Inc.*                                                                 17,883
      905                Varian, Inc.*                                                                33,014
     15,439              Xerox Corp.*                                                                228,034
                                                                                            -----------------
                                                                                                   1,328,523
                                                                                            -----------------
                         Electronic Production Equipment (0.6%)
      630                Advanced Energy Industries, Inc.*                                             6,212
     3,564               Amkor Technology, Inc.*                                                      17,749
     30,105              Applied Materials, Inc.*                                                    484,690
      428                Artisan Components, Inc.*                                                    13,841
      766                Asyst Technologies, Inc.*                                                     4,102
     1,170               ATMI, Inc.*                                                                  27,319
     1,931               Axcelis Technologies, Inc.*                                                  16,607
      724                Brooks Automation Inc.*                                                      10,773
     5,097               Cadence Design Systems, Inc.*                                                63,407
     1,155               Cognex Corp.                                                                 29,568
      414                Cohu, Inc.                                                                    6,492
     1,232               Credence Systems Corp.*                                                       9,302
      699                Cymer, Inc.*                                                                 19,935
      353                DuPont Photomasks, Inc.*                                                      9,256
      544                Electro Scientific Industries, Inc.*                                          9,226
     1,795               Entegris Inc.*                                                               16,613
      934                FEI Co.*                                                                     18,082
      669                FormFactor Inc.*                                                             15,688
      510                Helix Technology Corp.                                                        7,160
     3,716               KLA-Tencor Corp.*                                                           169,189
      977                Kulicke & Soffa Industries, Inc.*                                             6,976
     2,476               Lam Research Corp.*                                                          64,450
      967                LTX Corp.*                                                                    6,286
      878                Mattson Technology, Inc.*                                                     7,366
     1,557               Mentor Graphics Corp.*                                                       18,123
     1,003               MKS Instruments, Inc.*                                                       15,867
      778                Mykrolis Corp.*                                                               8,177
     2,956               Novellus Systems, Inc.*                                                      76,590
      316                Photon Dynamics, Inc.*                                                        5,783
      963                Photronics, Inc.*                                                            16,901
     1,954               Stats Chippac LTD-ADR                                                        11,548
     3,044               Synopsys, Inc.*                                                              49,435
     3,707               Teradyne, Inc.*                                                              61,388
      736                Tessera Technologies, Inc.*                                                  20,556
      446                Ultratech Stepper, Inc.*                                                      7,591
      672                Varian Semiconductor Equipment Associates, Inc.*                             23,258
      670                Veeco Instruments, Inc.*                                                     13,092
                                                                                            -----------------
                                                                                                   1,368,598
                                                                                            -----------------
                         Electronics/Appliance Stores (0.2%)
     6,271               Best Buy Co., Inc.                                                          371,369
      683                Blockbuster, Inc. (Class A)                                                   4,644
     4,059               Circuit City Stores - Circuit City Group                                     65,959
      485                Electronics Boutique Holdings Corp.*                                         16,558
     1,227               Hollywood Entertainment Corp.*                                               11,926
      658                Movie Gallery, Inc.                                                          10,646
     3,180               RadioShack Corp.                                                             95,177
                                                                                            -----------------
                                                                                                     576,279
                                                                                            -----------------
                         Electronics/Appliances (0.2%)
     5,553               Eastman Kodak Co.                                                           168,145
     1,258               Harman International Industries, Inc.                                       151,186
      551                Helen of Troy Ltd.*                                                          14,629
     1,560               Maytag Corp.                                                                 27,144
     1,350               Whirlpool Corp.                                                              79,313
                                                                                            -----------------
                                                                                                     440,417
                                                                                            -----------------
                         Engineering & Construction (0.1%)
     1,431               Dycom Industries, Inc.*                                                      46,722
      352                EMCOR Group, Inc.*                                                           13,929
     1,638               Fluor Corp.                                                                  76,069
      827                Granite Construction Inc.                                                    20,080
      516                Insituform Technologies, Inc. (Class A)*                                     10,227
     1,124               Jacobs Engineering Group, Inc.*                                              45,781
     1,013               KFx Inc.*                                                                     9,461
      939                MasTec, Inc.*                                                                 6,488
     2,277               Quanta Services, Inc.*                                                       15,301
      737                Shaw Group Inc. (The)*                                                        8,984
      636                URS Corp.*                                                                   17,554
                                                                                            -----------------
                                                                                                     270,596
                                                                                            -----------------
                         Environmental Services (0.2%)
     4,223               Allied Waste Industries, Inc.*                                               34,460
      344                Ionics, Inc.*                                                                 9,804
     1,575               Newpark Resources, Inc.*                                                      8,552
     3,069               Republic Services, Inc.                                                      94,525
     1,043               Tetra Tech, Inc.*                                                            13,705
      939                Waste Connections, Inc.*                                                     29,597
     11,286              Waste Management, Inc.                                                      321,425
                                                                                            -----------------
                                                                                                     512,068
                                                                                            -----------------
                         Finance/Rental/Leasing (1.9%)
      958                Aaron Rents, Inc (Class A)                                                   19,447
      530                Advanta Corp. (Class A)                                                      12,100
     2,397               Allied Capital Corp.                                                         63,736
      401                AMERCO*                                                                      16,192
     1,338               American Capital Strategies, Ltd.                                            41,411
     3,187               AmeriCredit Corp.*                                                           61,828
      124                Bay View Capital Corp.                                                        2,067
     4,437               Capital One Financial Corp.                                                 327,273
      504                Cash American International, Inc.                                            12,751
      806                CharterMac L.P.                                                              18,667
     4,133               CIT Group, Inc.                                                             166,973
      914                CompuCredit Corp.*                                                           17,393
     9,978               Countrywide Financial Corp.                                                 318,598
      828                Credit Acceptance Corp.*                                                     18,357
      483                Dollar Thrifty Automotive Group, Inc.*                                       11,650
     2,160               Doral Financial Corp. (Puerto Rico)                                          90,677
     17,306              Fannie Mae                                                                1,214,016
      362                Financial Federal Corp.*                                                     13,506
     12,294              Freddie Mac                                                                 818,780
     1,547               Fremont General Corp.                                                        33,261
     1,157               GATX Corp.                                                                   31,563
      980                IndyMac Bancorp,  Inc.                                                       31,615
     22,706              MBNA Corp.                                                                  581,955
      753                MCG Capital Corp.                                                            13,381
      506                NCO Group, Inc.*                                                             13,536
     1,307               Ocwen Financial Corp.*                                                        9,803
     5,651               Providian Financial Corp.*                                                   87,873
     1,333               Ryder System, Inc.                                                           66,783
     8,803               SLM Corp.                                                                   398,424
      390                Student Loan Corp. (The)                                                     57,135
     1,493               United Rentals, Inc.*                                                        23,067
      810                WFS Financial Inc.*                                                          35,689
                                                                                            -----------------
                                                                                                   4,629,507
                                                                                            -----------------
                         Financial Conglomerates (3.6%)
     22,766              American Express Co.                                                      1,208,192
     92,351              Citigroup, Inc.                                                           4,097,614
      524                Euronet Services, Inc.*                                                      12,010
     63,633              J.P. Morgan Chase & Co.                                                   2,456,234
     1,315               Leucadia National Corp.                                                      77,782
     6,258               Principal Financial Group, Inc.                                             236,302
     9,393               Prudential Financial, Inc.                                                  436,493
     6,476               State Street Corp.                                                          291,744
      139                Wesco Financial Corp.                                                        47,677
                                                                                            -----------------
                                                                                                   8,864,048
                                                                                            -----------------
                         Financial Publishing/Services (0.4%)
      634                Advent Software, Inc.*                                                       13,225
     1,436               Dun & Bradstreet Corp.*                                                      81,220
     2,842               Equifax, Inc.                                                                74,318
      800                FactSet Research Systems Inc.                                                39,872
     2,131               Interactive Data Corp.*                                                      42,045
     3,712               McGraw-Hill Companies, Inc. (The)                                           320,160
     2,945               Moody's Corp.                                                               229,150
      615                National Financial Partners Corp.                                            18,905
     2,043               SEI Investments Co.                                                          73,528
      195                Value Line, Inc.                                                              7,057
                                                                                            -----------------
                                                                                                     899,480
                                                                                            -----------------
                         Food Distributors (0.2%)
     1,832               ARAMARK Corp. (Class B)                                                      41,312
      888                Performance Food Group Co.*                                                  20,655
     11,418              SYSCO Corp.                                                                 368,459
      760                United Natural Foods, Inc.*                                                  20,664
                                                                                            -----------------
                                                                                                     451,090
                                                                                            -----------------
                         Food Retail (0.3%)
     2,161               7-Eleven, Inc.*                                                              45,532
     7,109               Albertson's, Inc.                                                           162,156
     1,350               Casey's General Stores, Inc.                                                 24,030
     14,437              Kroger Co.*                                                                 218,143
     1,313               Ruddick Corp.                                                                26,431
     8,570               Safeway Inc.*                                                               156,317
     2,598               Supervalu, Inc.                                                              76,615
      798                Weis Markets, Inc.                                                           29,334
     1,218               Whole Foods Market, Inc.*                                                    99,182
      584                Wild Oats Markets, Inc.*                                                      3,551
     3,012               Winn-Dixie Stores, Inc.                                                      10,361
                                                                                            -----------------
                                                                                                     851,652
                                                                                            -----------------
                         Food: Major Diversified (1.4%)
     7,339               Campbell Soup Co.                                                           196,979
     10,403              ConAgra Foods Inc.                                                          274,639
     4,345               Del Monte Foods Co.*                                                         46,405
     5,986               General Mills, Inc.                                                         264,881
     6,866               Heinz (H.J.) Co.                                                            249,579
     7,333               Kellogg Co.                                                                 315,319
     5,463               Kraft Foods Inc. (Class A)                                                  181,973
     30,483              PepsiCo, Inc.                                                             1,511,347
     15,119              Sara Lee Corp.                                                              351,970
                                                                                            -----------------
                                                                                                   3,393,092
                                                                                            -----------------
                         Food: Meat/Fish/Dairy (0.1%)
     3,022               Dean Foods Co.*                                                              90,207
     2,701               Hormel Foods Corp.                                                           75,925
      537                Pilgrim's Pride Corp. (Class B)                                              14,520
      379                Sanderson Farms, Inc.                                                        12,314
     2,145               Smithfield Foods, Inc.*                                                      51,973
     6,790               Tyson Foods, Inc. (Class A)                                                  98,455
                                                                                            -----------------
                                                                                                     343,394
                                                                                            -----------------
                         Food: Specialty/Candy (0.3%)
      340                American Italian Pasta Co. (Class A)                                          6,902
      779                Chiquita Brands International, Inc.*                                         14,038
      490                Farmer Brothers Co.                                                          13,083
     1,032               Flowers Foods Inc.                                                           26,172
     1,107               Fresh Del Monte Produce, Inc.                                                29,081
      878                Hain Celestial Group, Inc.*                                                  14,206
     3,939               Hershey Foods Corp.                                                         199,668
      942                Interstate Bakeries Corp.                                                     3,872
      769                Lancaster Colony Corp.                                                       33,052
      567                Lance, Inc.                                                                   9,571
     2,703               McCormick & Co., Inc. (Non-Voting)                                           95,767
     1,420               NBTY, Inc.*                                                                  39,107
      843                Ralcorp Holdings, Inc.*                                                      30,980
     1,124               Smucker (J.M.) Co.                                                           50,018
     1,038               Tootsie Roll Industries, Inc.                                                31,472
      795                Topps Co., Inc. (The)                                                         8,014
     3,327               Wrigley (Wm.) Jr. Co.                                                       217,586
                                                                                            -----------------
                                                                                                     822,589
                                                                                            -----------------
                         Forest Products (0.1%)
     2,052               Louisiana-Pacific Corp.                                                      50,295
      346                Universal Forest Products, Inc.                                              12,690
     4,279               Weyerhaeuser Co.                                                            268,037
                                                                                            -----------------
                                                                                                     331,022
                                                                                            -----------------
                         Gas Distributors (0.5%)
     1,245               AGL Resources, Inc.                                                          38,844
     1,187               Atmos Energy Corp.                                                           30,636
     7,239               Dynegy, Inc. (Class A)*                                                      35,688
     1,011               Energen Corp.                                                                54,372
     1,215               Equitable Resources, Inc.                                                    67,190
     3,083               KeySpan Corp.                                                               123,166
      372                Laclede Group, Inc. (The)                                                    11,216
     2,194               MDU Resources Group, Inc.                                                    56,276
     1,576               National Fuel Gas Co.                                                        44,160
      531                New Jersey Resources Corp.                                                   21,829
      732                Nicor Inc.                                                                   27,465
     5,086               NiSource, Inc.                                                              109,095
      502                Northwest Natural Gas Co.                                                    15,913
     1,842               ONEOK, Inc.                                                                  49,402
      940                Peoples Energy Corp.                                                         40,213
      653                Piedmont Natural Gas Co., Inc.                                               29,731
     1,609               Questar Corp.                                                                77,232
     4,384               Sempra Energy                                                               147,039
      245                South Jersey Industries, Inc.                                                11,564
     1,440               Southern Union Co.*                                                          31,637
      642                Southwest Gas Corp.                                                          15,684
      830                UGI Corp.                                                                    32,063
     1,465               Vectren Corp.                                                                37,900
      949                WGL Holdings Inc.                                                            26,999
                                                                                            -----------------
                                                                                                   1,135,314
                                                                                            -----------------
                         Home Building (0.4%)
      287                Beazer Homes USA Inc.                                                        31,507
      650                Brookfield Homes Corp.                                                       16,835
       66                Cavco Industries, Inc.*                                                       2,627
     2,408               Centex Corp.                                                                125,072
     1,119               Champion Enterprises, Inc.*                                                  12,186
     4,707               D.R. Horton, Inc.                                                           141,210
     1,170               Hovnanian Enterprises, Inc.*                                                 43,922
      898                KB Home                                                                      73,861
     2,768               Lennar Corp. (Class A)                                                      124,505
      291                Levitt Corp. (Class A)*                                                       6,940
      683                M.D.C. Holdings, Inc.                                                        52,420
      316                M/I Schottenstein Homes, Inc.                                                13,588
      216                Meritage Corp.*                                                              19,159
      140                NVR, Inc.*                                                                   87,780
      446                Palm Harbor Homes, Inc.*                                                      6,686
     2,405               Pulte Homes, Inc.                                                           131,986
      479                Ryland Group, Inc. (The)                                                     45,692
      698                Standard Pacific Corp.                                                       39,193
      892                Technical Olympic USA, Inc.                                                  22,559
     1,399               Toll Brothers, Inc.*                                                         64,844
      825                WCI Communities, Inc.*                                                       19,470
      193                William Lyon Homes, Inc.*                                                    13,307
                                                                                            -----------------
                                                                                                   1,095,349
                                                                                            -----------------
                         Home Furnishings (0.2%)
     1,031               Ethan Allen Interiors, Inc.                                                  39,271
     1,081               Furniture Brands International, Inc.                                         23,577
      426                Jarden Corp.*                                                                14,961
     1,386               La-Z-Boy, Inc.                                                               18,281
     3,719               Leggett & Platt, Inc.                                                       104,615
      265                Libbey, Inc.                                                                  4,810
     1,294               Mohawk Industries, Inc.*                                                    110,094
     5,306               Newell Rubbermaid, Inc.                                                     114,397
      646                Select Comfort Corp.*                                                        11,060
                                                                                            -----------------
                                                                                                     441,066
                                                                                            -----------------
                         Home Improvement Chains (1.1%)
     1,470               Fastenal Co.                                                                 81,188
     40,035              Home Depot, Inc. (The)                                                    1,644,638
     14,000              Lowe's Companies, Inc.                                                      787,920
     2,850               Sherwin-Williams Co.                                                        121,752
                                                                                            -----------------
                                                                                                   2,635,498
                                                                                            -----------------
                         Hospital/Nursing Management (0.4%)
      666                Amsurg Corp.*                                                                15,578
     2,091               Beverly Enterprises, Inc.*                                                   18,171
     2,039               Community Health Systems Inc.*                                               54,686
     9,601               HCA, Inc.                                                                   352,645
     4,631               Health Management Associates, Inc. (Class A)                                 95,676
      732                LifePoint Hospitals, Inc.*                                                   23,731
     1,727               Manor Care, Inc.                                                             56,542
      981                OCA, Inc.                                                                     4,052
      951                Province Healthcare Co.*                                                     20,389
     1,876               Select Medical Corp.                                                         32,248
      566                Sunrise Assisted Living, Inc.*                                               21,570
     9,197               Tenet Healthcare Corp.*                                                      98,592
     1,525               Triad Hospitals, Inc.*                                                       50,371
      542                United Surgical Partners International Inc.*                                 18,975
     1,123               Universal Health Services, Inc. (Class B)                                    46,672
                                                                                            -----------------
                                                                                                     909,898
                                                                                            -----------------
                         Hotels/Resorts/Cruiselines (0.6%)
      760                Boca Resorts, Inc. (Class A)*                                                18,012
     11,298              Carnival Corp. (Panama)                                                     571,227
      870                Choice Hotels International, Inc.                                            43,413
     1,101               Gaylord Entertainment Co.*                                                   36,895
     7,351               Hilton Hotels Corp.                                                         146,285
     3,606               La Quinta Corp.*                                                             29,028
      576                Marcus Corp. (The)                                                           12,246
     4,532               Marriott International, Inc. (Class A)                                      246,949
     3,502               Royal Caribbean Cruises Ltd. (Liberia)                                      163,193
     3,977               Starwood Hotels & Resorts Worldwide, Inc.                                   189,822
      542                Vail Resorts, Inc.*                                                          10,873
                                                                                            -----------------
                                                                                                   1,467,943
                                                                                            -----------------
                         Household/Personal Care (2.0%)
     1,708               Alberto-Culver Co. (Class B)                                                 76,621
     8,447               Avon Products, Inc.                                                         334,079
     1,176               Church & Dwight Co., Inc.                                                    32,011
     3,126               Clorox Co. (The)                                                            170,680
     9,501               Colgate-Palmolive Co.                                                       423,935
     2,352               Estee Lauder Companies, Inc. (The) (Class A)                                101,018
     17,919              Gillette Co. (The)                                                          743,280
     1,815               International Flavors & Fragrances, Inc.                                     70,876
     8,952               Kimberly-Clark Corp.                                                        534,166
     1,368               Nu Skin Enterprises,  Inc. (Class A)                                         26,457
     1,191               Playtex Products, Inc.*                                                       7,468
     46,158              Procter & Gamble Co. (The)                                                2,362,366
                                                                                            -----------------
                                                                                                   4,882,957
                                                                                            -----------------
                         Industrial Conglomerates (3.9%)
     13,966              3M Co.                                                                    1,083,343
     5,499               Danaher Corp.                                                               303,160
    186,124              General Electric Co.**                                                    6,350,551
     15,343              Honeywell International, Inc.                                               516,752
     3,333               Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                 228,110
     1,788               ITT Industries, Inc.                                                        145,078
     1,476               SPX Corp.*                                                                   56,605
     2,636               Textron, Inc.                                                               179,643
     9,153               United Technologies Corp.                                                   849,581
      816                Walter Industries, Inc.                                                      13,880
                                                                                            -----------------
                                                                                                   9,726,703
                                                                                            -----------------
                         Industrial Machinery (0.4%)
      458                Actuant Corp. (Class A)*                                                     18,169
     1,244               Flowserve Corp.*                                                             26,846
      769                FuelCell Energy, Inc.*                                                        9,486
     1,336               Graco Inc.                                                                   45,958
     1,345               IDEX Corp.                                                                   49,631
     5,348               Illinois Tool Works Inc.                                                    493,513
      876                Kennametal Inc.                                                              40,760
      941                Lincoln Electric Holdings, Inc.                                              31,411
      942                Nordson Corp.                                                                32,989
     2,307               Parker-Hannifin Corp.                                                       162,943
      489                Regal-Beloit Corp.                                                           11,443
      695                Roper Industries, Inc.                                                       42,854
      377                Tecumseh Products Co. (Class A)                                              16,317
      532                Watts Water Technologies, Inc.                                               13,800
      217                Woodward Governor Co.                                                        13,139
                                                                                            -----------------
                                                                                                   1,009,259
                                                                                            -----------------
                         Industrial Specialties (0.3%)
      719                Buckeye Technologies Inc.*                                                    7,585
      664                Cabot Microelectronics Corp.*                                                23,924
     1,680               Donaldson Co., Inc.                                                          49,896
     4,992               Ecolab Inc.                                                                 168,979
     1,228               Ferro Corp.                                                                  25,874
      625                Fuller (H.B.) Co.                                                            16,813
     1,306               GrafTech International Ltd.*                                                 12,094
      543                Headwaters Inc.*                                                             17,105
      740                MacDermid, Inc.                                                              23,354
      717                Mine Safety Appliances Co.                                                   27,045
      412                Minerals Technologies, Inc.                                                  24,761
     3,292               PPG Industries, Inc.                                                        209,865
      315                Rogers Corp.*                                                                13,520
     2,325               RPM International, Inc.                                                      40,990
      651                Spartech Corp.                                                               16,405
      611                Symyx Technologies, Inc.*                                                    14,948
      981                Valspar Corp. (The)                                                          45,773
      325                WD-40 Co.                                                                     9,186
                                                                                            -----------------
                                                                                                     748,117
                                                                                            -----------------
                         Information Technology Services (1.5%)
      599                Anteon International Corp.*                                                  23,541
     3,768               BearingPoint, Inc.*                                                          32,782
      513                Black Box Corp.                                                              20,151
      586                CACI International Inc. (Class A)*                                           35,728
     1,236               CIBER, Inc.*                                                                 11,173
     3,180               Citrix Systems, Inc.*                                                        76,733
     2,386               Cognizant Technology Solutions Corp.*                                        81,124
     9,378               Electronic Data Systems Corp.                                               199,470
      857                Epicor Software Corp.*                                                       13,172
     1,728               Henry (Jack) & Associates, Inc.                                              32,210
     5,912               Infonet Services Corp. (Class B)*                                            10,760
      988                Intergraph Corp.*                                                            24,636
     30,097              International Business Machines Corp.                                     2,701,206
      557                JDA Software Group, Inc.*                                                     6,255
     1,745               Keane, Inc.*                                                                 27,588
     12,788              Level 3 Communications, Inc.*                                                42,968
      320                ManTech International Corp. (Class A)*                                        6,918
      339                MICROS Systems, Inc.*                                                        20,042
     7,083               PeopleSoft, Inc.*                                                           147,114
     2,521               Perot Systems Corp. (Class A)*                                               40,412
      639                QAD, Inc.*                                                                    4,882
     1,299               Reynolds & Reynolds Co. (The) (Class A)                                      31,968
     1,240               RSA Security, Inc.*                                                          25,370
     2,357               Sapient Corp.*                                                               18,974
      314                SRA International, Inc. (Class A)*                                           16,881
     1,197               Syntel, Inc.                                                                 22,145
     6,402               Unisys Corp.*                                                                67,989
      582                Verint Systems Inc.*                                                         22,628
     1,558               Wind River Systems, Inc.*                                                    20,862
                                                                                            -----------------
                                                                                                   3,785,682
                                                                                            -----------------
                         Insurance Brokers/Services (0.2%)
     6,134               AON Corp.                                                                   125,195
     1,336               Brown & Brown, Inc.                                                          55,791
      512                CCC Information Services Group, Inc.*                                         9,380
     1,589               ChoicePoint Inc.*                                                            66,150
      948                Crawford & Co. (Class B)                                                      6,418
     1,768               Gallagher (Arthur J.) & Co.                                                  49,681
      764                Hilb, Rogal & Hobbs Co.                                                      24,219
     9,345               Marsh & McLennan Companies, Inc.                                            258,483
                                                                                            -----------------
                                                                                                     595,317
                                                                                            -----------------
                         Integrated Oil (3.7%)
     1,745               Amerada Hess Corp.                                                          140,839
     38,216              ChevronTexaco Corp.                                                       2,027,741
      812                Cimarex Energy Co.*                                                          29,135
     12,247              ConocoPhillips                                                            1,032,545
    116,791              Exxon Mobil Corp.                                                         5,748,453
     1,835               Murphy Oil Corp.                                                            146,837
                                                                                            -----------------
                                                                                                   9,125,550
                                                                                            -----------------
                         Internet Retail (0.2%)
     7,232               Amazon.com, Inc.*                                                           246,828
     1,364               Drugstore.com, Inc.*                                                          4,338
      488                IAC Interactive Corp.(Warrants)*                                              9,394
     12,524              IAC/InterActiveCorp.*                                                       270,769
      806                Netflix Inc.*                                                                 7,633
                                                                                            -----------------
                                                                                                     538,962
                                                                                            -----------------
                         Internet Software/Services (0.6%)
     1,002               Agile Software Corp.*                                                         8,557
     2,333               Akamai Technologies, Inc.*                                                   32,312
     1,012               Ariba, Inc.                                                                  15,534
      951                Ask Jeeves, Inc.*                                                            24,517
     7,861               BEA Systems, Inc.*                                                           63,831
     1,827               Borland Software Corp.*                                                      18,708
     9,125               CMGI Inc.*                                                                   12,501
     3,333               CNET Networks, Inc.*                                                         27,231
      638                Digital Insight Corp.*                                                        9,991
      600                Digital River, Inc.*                                                         19,980
     1,146               Digitas Inc.*                                                                10,314
     3,167               Earthlink, Inc.*                                                             32,715
      792                GSI Commerce, Inc.*                                                           8,720
     4,035               Internap Network Services Corp.*                                              3,107
     1,125               Internet Security Systems, Inc.*                                             24,480
      447                J2 Global Communications, Inc.*                                              13,477
      897                Lionbridge Technologies, Inc.*                                                4,207
      237                MicroStrategy Inc. (Class A)*                                                14,215
      674                Netegrity, Inc.*                                                              7,178
     1,137               NIC Inc.*                                                                     4,787
     1,181               Openwave Systems, Inc.*                                                      13,900
      620                Packeteer, Inc.*                                                              7,651
      530                PEC Solutions, Inc.*                                                          7,425
     1,098               Progress Software Corp.*                                                     21,806
     2,958               RealNetworks, Inc.*                                                          14,346
     1,369               S1 Corp.*                                                                    12,855
      627                Secure Computing Corp.*                                                       4,919
     9,608               Siebel Systems, Inc.*                                                        91,276
     1,321               SonicWALL, Inc.*                                                              6,605
      670                Support.com, Inc.*                                                            3,397
     1,194               United Online, Inc.*                                                         11,212
     4,873               VeriSign, Inc.*                                                             130,743
     6,854               Vignette Corp.*                                                               7,608
      816                WebEx Communications, Inc.*                                                  17,952
     1,016               webMethods, Inc.*                                                             7,041
      429                Websense, Inc.*                                                              17,405
     22,972              Yahoo! Inc.*                                                                831,357
                                                                                            -----------------
                                                                                                   1,563,860
                                                                                            -----------------
                         Investment Banks/Brokers (1.7%)
     8,182               Ameritrade Holding Corp.*                                                   106,530
     1,899               Bear Stearns Companies, Inc. (The)                                          179,930
      639                Chicago Marcantile Exchange (The)                                           112,291
     7,093               E*TRADE Group, Inc.*                                                         91,500
     1,553               Edwards (A.G.), Inc.                                                         56,312
      590                eSPEED, Inc (Class A)*                                                        5,812
     8,617               Goldman Sachs Group, Inc. (The)                                             847,740
     1,058               Investment Technology Group, Inc.*                                           16,293
     1,056               Jefferies Group, Inc.                                                        42,377
     2,213               Knight Trading Group, Inc.*                                                  22,993
     1,355               LaBranche & Co., Inc.*                                                        9,607
     1,924               Legg Mason, Inc.                                                            122,578
     4,944               Lehman Brothers Holdings Inc.                                               406,150
     17,109              Merrill Lynch & Co., Inc.                                                   922,859
     21,161              Morgan Stanley                                                            1,081,115
     1,423               Raymond James Financial, Inc.                                                37,140
     20,878              Schwab (Charles) Corp. (The)                                                191,034
      802                Tradestation Group Inc.*                                                      4,964
                                                                                            -----------------
                                                                                                   4,257,225
                                                                                            -----------------
                         Investment Managers (0.4%)
      619                Affiliated Managers Group, Inc.*                                             34,565
     1,502               Alliance Capital Management Holding L.P.                                     57,076
      490                BlackRock, Inc. (Class A)                                                    36,015
     1,336               Eaton Vance Corp. (Non-Voting)                                               58,276
     2,105               Federated Investors, Inc. (Class B)                                          61,024
     4,464               Franklin Resources, Inc.                                                    270,608
     1,265               Investors Financial Services Corp.                                           48,690
     4,663               Janus Capital Group, Inc.                                                    71,111
     8,336               Mellon Financial Corp.                                                      240,910
     1,797               Nuveen Investments (Class A)                                                 56,785
     2,413               Price (T.) Rowe Group, Inc.                                                 134,573
     1,596               Waddell & Reed Financial, Inc. (Class A)                                     33,532
                                                                                            -----------------
                                                                                                   1,103,165
                                                                                            -----------------
                         Investment Trusts/Mutual Funds (0.0%)
      418                BP Prudhoe Bay Royalty Trust                                                 18,714
       28                Cross Timbers Royalty Trust                                                   1,006
     1,322               Hugoton Royalty Trust                                                        37,677
                                                                                            -----------------
                                                                                                      57,397
                                                                                            -----------------
                         Life/Health Insurance (0.8%)
     9,082               AFLAC, Inc.                                                                 325,862
      513                American National Insurance Co.                                              53,932
      676                AmerUs Group Co.                                                             28,243
      680                Citizens, Inc.*                                                               3,958
      823                Delphi Financial Group, Inc. (Class A)                                       33,636
      893                FBL Financial Group, Inc. (Class A)                                          23,138
     8,741               Genworth Financial Inc. (Class A)*                                          208,560
     1,075               Great American Financial Resources, Inc.                                     16,878
     2,740               Jefferson-Pilot Corp.                                                       132,315
      233                Kansas City Life Insurance Co.                                                9,553
     3,449               Lincoln National Corp.                                                      151,066
     13,497              MetLife, Inc.                                                               517,610
       65                National Western Life Insurance Co. (Class A)*                                9,760
     2,405               Phoenix Companies Ltd.                                                       25,373
      573                Presidential Life Corp.                                                       9,157
     1,401               Protective Life Corp.                                                        55,059
     1,172               Reinsurance Group of America, Inc.                                           50,490
      533                StanCorp Financial Group, Inc.                                               40,178
     2,230               Torchmark Corp.                                                             120,465
      872                UICI*                                                                        25,794
     1,049               Universal American Financial Corp.*                                          12,756
     5,778               UnumProvident Corp.                                                          78,927
                                                                                            -----------------
                                                                                                   1,932,710
                                                                                            -----------------
                         Major Banks (4.0%)
     72,816              Bank of America Corp.                                                     3,261,429
     13,885              Bank of New York Co., Inc. (The)                                            450,707
     9,905               BB&T Corp.                                                                  407,195
     3,398               Comerica, Inc.                                                              209,011
     4,435               Huntington Bancshares, Inc.                                                 106,218
     8,121               KeyCorp                                                                     272,784
     11,285              National City Corp.                                                         439,776
     5,372               PNC Financial Services Group                                                280,956
     5,166               Popular, Inc.                                                               132,870
     8,232               Regions Financial Corp.                                                     288,779
     6,429               SouthTrust Corp.                                                            280,112
     7,463               SunTrust Banks, Inc.                                                        525,246
     2,635               UnionBanCal Corp.                                                           160,076
     23,478              Wachovia Corp.                                                            1,155,352
     30,136              Wells Fargo & Co.                                                         1,799,722
                                                                                            -----------------
                                                                                                   9,770,233
                                                                                            -----------------
                         Major Telecommunications (2.2%)
     6,088               ALLTEL Corp.                                                                334,414
     15,146              AT&T Corp.                                                                  259,148
     32,757              BellSouth Corp.                                                             873,629
     5,323               Cincinnati Bell Inc.                                                         18,151
     1,276               Primus Telecommunications Group, Inc.*                                        2,437
     59,143              SBC Communications, Inc.                                                  1,493,952
     23,821              Sprint Corp.                                                                499,050
     49,471              Verizon Communications Inc.                                               1,934,316
                                                                                            -----------------
                                                                                                   5,415,097
                                                                                            -----------------
                         Managed Health Care (1.0%)
     2,966               Aetna, Inc.                                                                 281,770
      399                AMERIGROUP Corp.*                                                            23,940
     2,679               Anthem, Inc.*                                                               215,392
     8,860               Caremark Rx, Inc.*                                                          265,534
      383                Centene Corp.*                                                               18,166
     2,723               CIGNA Corp.                                                                 172,802
     1,758               Coventry Health Care, Inc.*                                                  71,902
     1,921               First Health Group Corp.*                                                    30,582
     2,202               Health Net Inc.*                                                             53,421
     3,025               Humana, Inc.*                                                                57,929
     1,462               PacifiCare Health Systems, Inc.*                                             52,076
      506                Sierra Health Services, Inc.*                                                24,146
     11,922              UnitedHealth Group Inc.                                                     863,153
      326                WellChoice, Inc.*                                                            13,614
     2,866               WellPoint Health Networks, Inc.*                                            279,894
                                                                                            -----------------
                                                                                                   2,424,321
                                                                                            -----------------
                         Marine Shipping (0.1%)
      809                Alexander & Baldwin, Inc.                                                    29,654
      722                General Maritime Corp.                                                       27,436
      629                Kirby Corp.*                                                                 26,418
     1,540               OMI Corp. (Class A)                                                          27,643
     1,174               Tidewater, Inc.                                                              36,312
                                                                                            -----------------
                                                                                                     147,463
                                                                                            -----------------
                         Media Conglomerates (1.4%)
     36,647              Disney (Walt) Co. (The)                                                     924,237
     78,366              Time Warner, Inc.*                                                        1,304,010
     30,972              Viacom Inc. (Class B) (Non-Voting)                                        1,130,168
                                                                                            -----------------
                                                                                                   3,358,415
                                                                                            -----------------
                         Medical Distributors (0.4%)
     2,194               AmerisourceBergen Corp.                                                     120,758
     1,518               Andrx Group*                                                                 32,849
     7,685               Cardinal Health, Inc.                                                       359,274
      846                Henry Schein, Inc.*                                                          53,493
     5,767               McKesson Corp.                                                              153,748
      649                Owens & Minor, Inc.                                                          16,997
     2,688               Patterson Companies Inc.*                                                   100,800
      484                PolyMedica Industries, Inc.                                                  16,940
      943                Priority Healthcare Corp. (Class B)*                                         17,031
     1,307               PSS World Medical, Inc.*                                                     14,723
                                                                                            -----------------
                                                                                                     886,613
                                                                                            -----------------
                         Medical Specialties (2.4%)
      568                Advanced Medical Optics, Inc.*                                               22,209
      420                Advanced Neuromodulation System*                                             13,369
     1,228               Align Technology, Inc.*                                                      12,740
      643                American Medical System Holdings, Inc.*                                      23,855
      339                Analogic Corp.                                                               14,423
     4,130               Applera Corp. - Applied Biosystems Group                                     78,800
     1,344               Arrow International, Inc.                                                    38,391
      403                ArthroCare Corp.*                                                            12,416
      409                Atrix Laboratories, Inc.*                                                    12,671
     2,054               Bard (C.R.), Inc.                                                           116,667
     1,016               Bausch & Lomb, Inc.                                                          61,935
     11,888              Baxter International, Inc.                                                  365,675
     1,195               Beckman Coulter, Inc.                                                        71,102
     5,006               Becton, Dickinson & Co.                                                     262,815
     5,056               Biomet, Inc.*                                                               236,014
      507                Bio-Rad Laboratories, Inc. (Class A)*                                        26,374
      375                Biosite Diagnostics Inc.*                                                    18,304
      556                Bioveris Corp.                                                                3,583
     14,912              Boston Scientific Corp.*                                                    526,394
      639                CONMED Corp.*                                                                17,937
      762                Cooper Companies, Inc. (The)                                                 53,607
      839                CTI Molecular Imaging, Inc.*                                                  6,578
      435                Cyberonics Inc.*                                                              8,165
     2,224               Cytyc Corp.*                                                                 58,024
      782                Dade Behring Holdings Inc.*                                                  44,019
      288                Datascope Corp.                                                               9,348
     1,462               DENTSPLY International, Inc.                                                 76,039
      576                Diagnostic Products Corp.                                                    25,430
      362                Digene Corp.*                                                                 9,104
     1,148               Edwards Lifesciences Corp.*                                                  39,239
     3,044               Fisher Scientific International, Inc.*                                      174,604
     6,026               Guidant Corp.                                                               401,452
      470                Haemonetics Corp.*                                                           15,440
     1,234               Hillenbrand Industries, Inc.                                                 61,429
     2,946               Hospira, Inc.*                                                               94,007
      669                IDEXX Laboratories, Inc.*                                                    33,343
      568                Immucor, Inc.*                                                               17,523
      448                INAMED Corp.*                                                                23,811
      604                Integra LifeSciences Holding, Inc.*                                          19,376
      521                Intuitive Surgical, Inc.*                                                    15,203
      669                Invacare Corp.                                                               30,894
     1,158               Kinetic Concepts, Inc.*                                                      57,703
     1,243               KV Pharmaceutical Co. (Class A)*                                             24,761
      754                Kyphon Inc.*                                                                 18,940
     21,647              Medtronic, Inc.                                                           1,106,378
     1,095               Mentor Corp.                                                                 38,106
      499                Merit Medical Systems, Inc.*                                                  5,165
      465                Ocular Sciences, Inc.*                                                       22,715
      752                OraSure Technologies, Inc.*                                                   5,076
     2,422               Pall Corp.                                                                   62,633
      355                Penwest Pharmaceuticals Co.*                                                  3,862
     2,661               Peregrine Pharmaceuticals, Inc.*                                              3,433
     2,458               PerkinElmer, Inc.                                                            50,487
      727                ResMed, Inc.*                                                                34,169
      692                Respironics, Inc.*                                                           35,354
     3,342               St. Jude Medical, Inc.*                                                     255,897
     1,440               STERIS Corp.*                                                                29,851
     7,146               Stryker Corp.                                                               307,921
      378                SurModics, Inc.*                                                             10,149
      853                Sybron Dental Specialties, Inc.*                                             27,782
     1,215               Thoratec Corp.*                                                              10,668
     6,213               Varian Medical Systems, Inc.*                                               249,452
      324                Ventana Medical Systems, Inc.*                                               17,535
      586                Viasys Healthcare, Inc.*                                                     10,015
     1,030               VISX, Inc.*                                                                  17,180
      252                Vital Signs, Inc.                                                             8,726
     2,353               Waters Corp.*                                                                97,155
      566                West Pharmaceutical Services, Inc.                                           12,967
      673                Wright Medical Group, Inc.*                                                  17,384
     4,431               Zimmer Holdings, Inc.*                                                      343,801
                                                                                            -----------------
                                                                                                   6,037,574
                                                                                            -----------------
                         Medical/Nursing Services (0.1%)
      612                American Healthways, Inc.*                                                   18,470
     1,213               Apria Healthcare Group, Inc.*                                                33,188
     1,944               DaVita, Inc.*                                                                57,581
     1,265               Hooper Holmes, Inc.                                                           6,641
      698                Kindred Healthcare, Inc.*                                                    16,822
     1,906               Lincare Holdings, Inc.*                                                      70,065
      581                Pediatrix Medical Group, Inc.*                                               32,681
     1,447               Renal Care Group, Inc.*                                                      45,667
     2,386               VCA Antech, Inc.*                                                            53,494
                                                                                            -----------------
                                                                                                     334,609
                                                                                            -----------------
                         Metal Fabrications (0.1%)
      546                Commercial Metals Co.                                                        19,738
      808                Harsco Corp.                                                                 39,148
     1,034               Kaydon Corp.                                                                 30,606
      669                Mueller Industries, Inc.*                                                    17,836
     1,683               Timken Co. (The)                                                             40,392
                                                                                            -----------------
                                                                                                     147,720
                                                                                            -----------------
                         Miscellaneous Commercial Services (0.3%)
     1,371               ABM Industries Inc.                                                          28,448
     1,684               Adesa Inc.                                                                   33,933
      248                Bright Horizons Family Solutions, Inc.*                                      15,698
      858                Century Business Services, Inc.*                                              3,801
     2,011               Copart, Inc.*                                                                37,364
      722                Corporate Executive Board Co. (The)                                          45,955
      596                Corrections Corporation of America*                                          20,711
      312                Costar Group, Inc.*                                                          12,595
      673                DiamondCluster International, Inc. (Class A)*                                 8,201
      958                FTI Consulting, Inc.*                                                        17,972
      666                G & K Services, Inc. (Class A)                                               26,167
     2,393               Gartner, Inc. (Class B)*                                                     27,783
      419                Global Imaging Systems, Inc.*                                                14,749
     2,837               IKON Office Solutions, Inc.                                                  29,789
     2,481               Iron Mountain Inc.*                                                          81,997
      891                Laureate Education Inc.*                                                     34,945
      479                MAXIMUS, Inc.*                                                               13,019
      235                MemberWorks Inc.*                                                             7,003
      849                Navigant Consulting, Inc.*                                                   21,115
      489                ProQuest Co.*                                                                12,743
     2,790               Sabre Holdings Corp.                                                         60,013
      316                SOURCECORP, Inc.*                                                             5,302
      278                StarTek, Inc.                                                                 7,687
     1,449               TeleTech Holdings, Inc.*                                                     14,490
     1,413               The Brink's Co.                                                              45,357
      428                Viad Corp.                                                                    9,215
     1,044               Wireless Facilities, Inc.*                                                    7,705
                                                                                            -----------------
                                                                                                     643,757
                                                                                            -----------------
                         Miscellaneous Manufacturing (0.2%)
     1,416               Ametek, Inc.                                                                 46,615
      619                Brady (W.H.) Co. (Class A)                                                   33,568
      598                Carlisle Companies, Inc.                                                     34,762
     1,151               Crane Co.                                                                    32,078
      398                CUNO, Inc.*                                                                  22,885
     3,955               Dover Corp.                                                                 155,313
     1,463               Jacuzzi Brands, Inc.*                                                        12,655
     1,914               Pentair, Inc.                                                                71,545
      782                Smith (A.O.) Corp.                                                           20,754
      769                Teleflex Inc.                                                                33,675
      743                Tredegar Corp.                                                               12,445
      464                Valmont Industries, Inc.                                                     10,092
                                                                                            -----------------
                                                                                                     486,387
                                                                                            -----------------
                         Motor Vehicles (0.4%)
     31,429              Ford Motor Co.                                                              409,520
     9,300               General Motors Corp.                                                        358,515
     5,870               Harley-Davidson, Inc.                                                       337,936
                                                                                            -----------------
                                                                                                   1,105,971
                                                                                            -----------------
                         Movies/Entertainment (0.2%)
      717                AMC Entertainment, Inc.*                                                     13,773
      985                Cedar Fair, L.P.                                                             28,703
     1,441               Crown Media Holdings, Inc. (Class A)*                                        12,976
     7,624               Fox Entertainment Group, Inc. (Class A)*                                    226,128
     1,031               International Speedway Corp. (Class A)                                       48,498
     5,029               Metro-Goldwyn-Mayer Inc.*                                                    59,443
     1,071               Pixar, Inc.*                                                                 86,130
     1,207               Regal Entertainment Group (Class A)                                          24,031
     2,012               Six Flags, Inc.                                                              10,140
     1,092               Speedway Motorsports, Inc.*                                                  36,145
     1,332               TiVo Inc.*                                                                    8,958
                                                                                            -----------------
                                                                                                     554,925
                                                                                            -----------------
                         Multi-Line Insurance (1.5%)
     46,054              American International Group, Inc.                                        2,795,938
     4,246               CNA Financial Corp.*                                                        101,479
     5,209               Hartford Financial Services Group, Inc. (The)                               304,622
     1,175               HCC Insurance Holdings, Inc.                                                 34,898
     1,032               Horace Mann Educators Corp.                                                  17,544
     2,520               Loews Corp.                                                                 150,948
     1,164               Nationwide Financial Services, Inc. (Class A)                                40,274
     2,735               Safeco Corp.                                                                126,466
     1,319               Unitrin, Inc.                                                                56,954
      367                Zenith National Insurance Corp.                                              15,073
                                                                                            -----------------
                                                                                                   3,644,196
                                                                                            -----------------
                         Office Equipment/Supplies (0.2%)
     2,140               Avery Dennison Corp.                                                        130,198
     1,130               HNI Corp.                                                                    45,652
     1,097               Kimball International, Inc. (Class B)                                        14,864
     1,422               Miller (Herman), Inc.                                                        32,848
     4,568               Pitney Bowes, Inc.                                                          199,850
      855                Steelcase, Inc. (Class A)                                                    11,201
                                                                                            -----------------
                                                                                                     434,613
                                                                                            -----------------
                         Oil & Gas Pipelines (0.3%)
      799                Buckeye Partners, L.P.                                                       32,719
     11,759              El Paso Corp.                                                               105,125
      206                Enbridge Energy Management, LLC*                                              9,096
     3,757               Enterprise Products Partners L.P.                                            86,636
      997                Kinder Morgan Management, LLC*                                               41,148
     2,388               Kinder Morgan, Inc.                                                         153,716
      267                Magellan Midstream Parners, L.P.                                             14,792
      862                Plains All American Pipeline, L.P.                                           30,515
      323                TC Pipelines, L.P.                                                           12,271
     1,221               TEPPCO Partners, L.P.                                                        48,046
     1,288               Western Gas Resources, Inc.                                                  37,726
     10,218              Williams Companies, Inc. (The)                                              127,827
                                                                                            -----------------
                                                                                                     699,617
                                                                                            -----------------
                         Oil & Gas Production (1.3%)
     4,861               Anadarko Petroleum Corp.                                                    327,874
     6,280               Apache Corp.                                                                318,396
      408                Berry Petroleum Co. (Class A)                                                15,565
     7,698               Burlington Resources, Inc.                                                  319,467
      790                Cabot Oil & Gas Corp.                                                        33,425
     4,455               Chesapeake Energy Corp.                                                      71,636
      625                Comstock Resources Inc.*                                                     13,750
     1,316               Denbury Resources Inc.*                                                      32,637
     4,506               Devon Energy Corp.                                                          333,309
      909                Encore Acquisition Co.*                                                      29,679
      626                Energy Partners, Ltd.*                                                       10,993
     2,230               EOG Resources, Inc.                                                         148,429
     1,042               Forest Oil Corp.*                                                            31,781
      801                Houston Exploration Co. (The)*                                               46,939
      805                Kcs Energy Inc*                                                              10,956
     2,879               Kerr-McGee Corp.                                                            170,494
     1,313               Magnum Hunter Resources, Inc.*                                               15,887
     1,085               Newfield Exploration Co.*                                                    63,147
     1,100               Noble Energy, Inc.                                                           63,800
     6,985               Occidental Petroleum Corp.                                                  389,973
     1,322               Patina Oil & Gas Corp.                                                       37,809
      350                Penn Virginia Corp.                                                          12,600
     2,287               Pioneer Natural Resources Co.*                                               74,099
     1,457               Plains Exploration & Production Co.*                                         36,425
     1,275               Pogo Producing Co.                                                           58,459
      700                Quicksilver Resources Inc.*                                                  22,141
     1,093               Range Resources Corp.                                                        17,160
      523                Remington Oil & Gas Corp.*                                                   13,305
      844                Southwestern Energy Co.*                                                     38,773
      646                Spinnaker Exploration Co.*                                                   20,620
      681                St. Mary Land & Exploration Co.                                              26,852
      559                Stone Energy Corp.*                                                          23,014
      535                Swift Energy Co.*                                                            12,974
     1,441               Ultra Petroleum Corp. (Canada)*                                              70,033
      940                Unit Corp.*                                                                  34,865
     5,017               Unocal Corp.                                                                209,460
     1,388               Vintage Petroleum, Inc.                                                      29,148
     4,463               XTO Energy Inc.                                                             148,975
                                                                                            -----------------
                                                                                                   3,334,849
                                                                                            -----------------
                         Oil Refining/Marketing (0.3%)
     1,333               Ashland, Inc.                                                                76,807
      510                Frontier Oil Corp.                                                           12,536
      606                Holly Corp.                                                                  14,877
     6,011               Marathon Oil Corp.                                                          229,079
     1,251               Premcor Inc.*                                                                48,839
     1,502               Sunoco, Inc.                                                                111,689
     1,262               Tesoro Petroleum Corp.*                                                      38,213
     4,730               Valero Energy Corp.                                                         203,248
                                                                                            -----------------
                                                                                                     735,288
                                                                                            -----------------
                         Oilfield Services/Equipment (0.9%)
     6,488               Baker Hughes Inc.                                                           277,881
     3,067               BJ Services Co.                                                             156,417
      859                Cal Dive International, Inc.*                                                30,417
      493                Carbo Ceramics, Inc.                                                         35,619
     1,046               Cooper Cameron Corp.*                                                        50,574
     1,283               FMC Technologies, Inc.*                                                      38,785
     2,148               Global Industries Ltd.*                                                      14,413
     2,452               Grant Prideco, Inc.*                                                         50,413
     8,488               Halliburton Co.                                                             314,396
     1,370               Hanover Compressor Co.*                                                      17,837
      484                Hydril Co.*                                                                  21,291
     3,095               Key Energy Services, Inc.*                                                   35,593
      624                Lone Star Technologies, Inc.*                                                16,474
      819                Maverick Tube Corp.*                                                         21,597
     1,283               McDermott International, Inc.*                                               17,513
     1,674               National-Oilwell, Inc.*                                                      56,431
      545                Oceaneering International, Inc.*                                             19,375
      440                Offshore Logistics, Inc.*                                                    15,910
     1,262               Oil States International Inc.*                                               23,170
      676                Overseas Shipholding Group, Inc.                                             38,498
     10,521              Schlumberger Ltd. (Netherlands; Antilles)                                   662,192
      366                SEACOR Holdings, Inc.*                                                       17,425
     1,940               Smith International, Inc.*                                                  112,675
     1,730               Superior Energy Services, Inc.*                                              22,300
      422                TETRA Technologies, Inc.*                                                    12,635
      760                Universal Compression Holdings, Inc.*                                        26,281
      262                Valero L.P.                                                                  14,724
     1,891               Varco International, Inc.*                                                   52,343
      652                Veritas DGC Inc.*                                                            13,757
     2,521               Weatherford International Ltd. (Bermuda)*                                   131,747
      589                W-H Energy Services Inc.*                                                    11,986
                                                                                            -----------------
                                                                                                   2,330,669
                                                                                            -----------------
                         Other Consumer Services (1.0%)
      778                Alderwoods Group, Inc.*                                                       7,908
     2,852               Apollo Group, Inc. (Class A)*                                               188,232
      724                Autobytel Inc.*                                                               5,039
     3,454               Block (H.&R.), Inc.                                                         164,238
     1,850               Career Education Corp.*                                                      58,034
     18,214              Cendant Corp.                                                               375,026
      705                Central Parking Corp.                                                         9,553
     1,836               Corinthian Colleges, Inc.*                                                   26,365
     1,357               DeVry, Inc.*                                                                 19,812
     11,739              eBay Inc.*                                                                1,145,844
     1,234               Education Management Corp.*                                                  33,096
      631                HealthExtras, Inc.*                                                           9,004
     2,340               Homestore.com, Inc.*                                                          5,721
      839                ITT Educational Services, Inc.*                                              31,890
     1,712               MoneyGram International, Inc.                                                31,843
      339                Pre-Paid Legal Services, Inc.*                                                9,455
      785                Priceline.com Inc.*                                                          15,653
      807                Renaissance Learning, Inc.                                                   15,349
      881                Rollins, Inc.                                                                23,214
     6,015               Service Corp. International*                                                 39,759
     5,760               ServiceMaster Co. (The)                                                      73,958
     1,202               Sotheby's Holdings, Inc. (Class A)*                                          22,465
     2,045               Stewart Enterprises, Inc. (Class A)*                                         14,560
      199                Strayer Education, Inc.                                                      19,311
      840                Weight Watchers International, Inc.*                                         30,173
                                                                                            -----------------
                                                                                                   2,375,502
                                                                                            -----------------
                         Other Consumer Specialties (0.1%)
     2,826               Fortune Brands, Inc.                                                        205,789
     1,573               Fossil, Inc.*                                                                46,812
      690                Matthews International Corp. (Class A)                                       23,118
      335                RC2 Corp.*                                                                    9,333
      449                Russ Berrie & Co., Inc.                                                       9,362
                                                                                            -----------------
                                                                                                     294,414
                                                                                            -----------------
                         Other Metals/Minerals (0.1%)
     2,143               Hecla Mining Co.*                                                            14,444
     1,293               Olin Corp.                                                                   24,179
     1,738               Phelps Dodge Corp.                                                          152,145
     1,428               Southern Peru Copper Corp. (Peru)                                            61,661
     1,974               USEC Inc.                                                                    19,069
                                                                                            -----------------
                                                                                                     271,498
                                                                                            -----------------
                         Packaged Software (3.5%)
     4,534               Adobe Systems, Inc.                                                         254,040
      480                Altiris, Inc.*                                                               13,054
      588                ANSYS, Inc.*                                                                 16,229
     1,151               Ascential Software Corp.*                                                    16,218
     1,064               Aspect Communications Corp.*                                                 10,124
     2,162               Autodesk, Inc.                                                              114,045
     4,384               BMC Software, Inc.*                                                          82,945
     9,351               Computer Associates International, Inc.                                     259,116
     7,827               Compuware Corp.*                                                             45,318
     1,439               E.piphany, Inc.*                                                              6,303
     1,401               Fair Isaac Corp.                                                             42,310
     1,052               FileNET Corp.*                                                               29,277
      873                Hyperion Solutions Corp.*                                                    35,033
     2,274               Informatica Corp.*                                                           17,760
     3,846               Intuit Inc.*                                                                174,455
     1,378               Macromedia, Inc.*                                                            37,399
     1,144               Macrovision Corp.*                                                           30,934
      745                Magma Design Automation, Inc.*                                                9,663
      611                Manhattan Associates, Inc.*                                                  12,568
     1,371               Manugistics Group, Inc.*                                                      3,496
     2,996               McAfee Inc.                                                                  72,503
     1,800               Mercury Interactive Corp.*                                                   78,174
     1,928               Micromuse Inc.*                                                               8,271
    192,764              Microsoft Corp.                                                           5,395,464
     1,315               NetIQ Corp.*                                                                 16,674
     7,235               Novell, Inc.*                                                                52,020
     92,771              Oracle Corp.*                                                             1,174,481
      191                PalmSource, Inc.*                                                             4,282
     6,243               Parametric Technology Corp.*                                                 32,401
     2,161               Quest Software, Inc.*                                                        31,702
     3,343               Red Hat, Inc.*                                                               42,924
     1,053               Retek, Inc.*                                                                  5,813
     1,029               Serena Software, Inc.*                                                       18,254
     1,844               Sybase, Inc.*                                                                29,191
     6,026               Symantec Corp.*                                                             343,120
     4,122               TIBCO Software, Inc.*                                                        40,066
      696                Transaction Systems Architects, Inc. (Class A)*                              11,411
      820                Ulticom, Inc.*                                                               14,096
     8,248               VERITAS Software Corp.*                                                     180,466
      831                Verity, Inc.*                                                                10,737
                                                                                            -----------------
                                                                                                   8,772,337
                                                                                            -----------------
                         Personnel Services (0.1%)
      739                AMN Healthcare Services, Inc.*                                                8,720
      380                CDI Corp.                                                                     6,270
      485                Gentiva Health Services, Inc.*                                                8,228
      805                Kelly Services, Inc. (Class A)                                               21,667
      732                Korn/Ferry International*                                                    12,737
      785                Labor Ready, Inc.*                                                           11,265
     1,510               Manpower, Inc.                                                               68,328
     2,185               Monster Worldwide Inc.*                                                      61,289
     2,551               MPS Group, Inc.*                                                             26,862
      438                Resources Connection Inc.*                                                   18,387
     3,318               Robert Half International, Inc.                                              88,027
     1,163               Spherion Corp.*                                                               8,362
                                                                                            -----------------
                                                                                                     340,142
                                                                                            -----------------
                         Pharmaceuticals: Generic Drugs (0.2%)
     1,113               Alpharma Inc. (Class A)                                                      18,865
     1,896               Barr Pharmaceuticals Inc.*                                                   71,384
     1,716               Eon Labs, Inc.*                                                              42,231
     1,026               Impax Laboratories, Inc.*                                                    15,144
     4,757               IVAX Corp.*                                                                  86,102
     5,209               Mylan Laboratories, Inc.                                                     89,699
      706                Par Pharmaceutical Cos Inc.                                                  27,852
     1,652               Valeant Pharmaceuticals International                                        39,648
     2,117               Watson Pharmaceuticals, Inc.*                                                59,340
                                                                                            -----------------
                                                                                                     450,265
                                                                                            -----------------
                         Pharmaceuticals: Major (5.2%)
     27,852              Abbott Laboratories                                                       1,187,331
     34,722              Bristol-Myers Squibb Co.                                                    813,536
     53,012              Johnson & Johnson                                                         3,094,841
     20,170              Lilly (Eli) & Co.                                                         1,107,535
     39,682              Merck & Co., Inc.                                                         1,242,443
    136,265              Pfizer, Inc.                                                              3,944,872
     26,284              Schering-Plough Corp.                                                       476,003
     23,813              Wyeth                                                                       944,185
                                                                                            -----------------
                                                                                                  12,810,746
                                                                                            -----------------
                         Pharmaceuticals: Other (0.4%)
     2,554               Allergan, Inc.                                                              182,764
      713                AtheroGenics, Inc.*                                                          21,347
      662                Cell Therapeutics, Inc.*                                                      4,104
      767                Columbia Laboratories, Inc.*                                                  2,224
      730                Connetics Corp.*                                                             19,622
     2,636               Endo Pharmaceuticals Holdings, Inc.*                                         57,465
      680                First Horizon Pharmaceutical Corp.*                                          16,714
     7,084               Forest Laboratories, Inc.*                                                  315,946
      620                Inspire Pharmaceuticals, Inc.*                                                9,709
      330                Inverness Medical Innovations, Inc.*                                          6,824
     4,761               King Pharmaceuticals, Inc.*                                                  51,943
      419                Kos Pharmaceuticals, Inc.*                                                   14,958
     1,056               Medicis Pharmaceutical Corp. (Class A)                                       42,948
     1,732               Perrigo Co.                                                                  31,488
      554                POZEN Inc.*                                                                   4,853
      631                Salix Pharmaceuticals, Ltd.*                                                 10,115
     1,764               Sepracor, Inc.*                                                              81,021
      414                United Therapeutics Corp.*                                                   12,942
                                                                                            -----------------
                                                                                                     886,987
                                                                                            -----------------
                         Precious Metals (0.3%)
     4,027               Coeur D'Alene Mines Corp.*                                                   19,934
     3,288               Freeport-McMoRan Copper & Gold, Inc. (Class B)                              119,091
     2,496               Glamis Gold Ltd. (Canada)*                                                   49,496
     1,933               Meridian Gold Inc. (Canada)*                                                 32,668
     7,967               Newmont Mining Corp.                                                        378,592
     1,752               Stillwater Mining Co.*                                                       21,655
                                                                                            -----------------
                                                                                                     621,436
                                                                                            -----------------
                         Property - Casualty Insurers (1.7%)
     2,307               21st Century Insurance Group                                                 30,568
     1,715               Alfa Corp.                                                                   23,838
      148                Alleghany Corp.*                                                             42,757
     1,044               Allmerica Financial Corp.*                                                   31,424
     12,547              Allstate Corp. (The)                                                        603,385
     1,153               American Financial Group, Inc.                                               34,129
      681                Arch Capital Group Ltd.*                                                     25,585
     1,710               Berkley (W.R.) Corp.                                                         73,085
       20                Berkshire Hathaway, Inc. (Class A)*                                       1,685,000
     3,660               Chubb Corp. (The)                                                           263,996
     3,354               Cincinnati Financial Corp.                                                  140,029
      667                Commerce Group, Inc. (The)                                                   33,757
     1,242               Erie Indemnity Co. (Class A)                                                 62,249
      617                Harleysville Group, Inc.                                                     12,852
      400                Infinity Property & Casualty Corp.                                           12,432
     1,054               Mercury General Corp.                                                        54,207
      344                Midland Co. (The)                                                             9,505
     1,421               Odyssey RE Holdings Corp.                                                    31,063
      990                Ohio Casualty Corp.*                                                         20,671
     3,573               Old Republic International Corp.                                             83,430
      413                Philadelphia Consolidated Holding Corp.*                                     23,946
      612                PMA Capital Corp. (Class A)                                                   5,018
     4,185               Progressive Corp. (The)                                                     391,507
      489                RLI Corp.                                                                    18,597
      661                Selective Insurance Group, Inc.                                              25,832
     11,913              St. Paul Travelers Companies, Inc. (The)                                    404,565
      767                State Auto Financial Corp.                                                   21,821
      527                Transatlantic Holdings, Inc.                                                 30,698
      174                White Mountains Insurance Group, Ltd. (Bermuda)                              88,775
                                                                                            -----------------
                                                                                                   4,284,721
                                                                                            -----------------
                         Publishing: Books/Magazines (0.1%)
      407                Information Holdings Inc.*                                                   11,148
     1,218               John Wiley & Sons, Inc. (Class A)                                            39,524
     1,037               Meredith Corp.                                                               50,813
     5,580               PRIMEDIA Inc.*                                                               14,229
     2,367               Reader's Digest Assoc., Inc. (The) (Class A)                                 33,327
      754                Scholastic Corp.*                                                            22,861
                                                                                            -----------------
                                                                                                     171,902
                                                                                            -----------------
                         Publishing: Newspapers (0.6%)
     2,217               Belo Corp. (Series A)                                                        51,545
     1,580               Dow Jones & Co., Inc.                                                        69,915
     4,866               Gannett Co., Inc.                                                           403,635
     1,689               Hollinger International, Inc. (Class A)                                      30,149
     1,399               Journal Register Co.*                                                        26,301
     1,548               Knight-Ridder, Inc.                                                         106,084
      864                Lee Enterprises, Inc.                                                        40,020
      900                McClatchy Co. (The) (Class A)                                                62,550
      581                Media General, Inc. (Class A)                                                33,872
     2,886               New York Times Co. (The) (Class A)                                          115,584
      187                Pulitzer Inc.                                                                 9,859
     2,906               Scripps (E.W.) Co. (Class A)                                                138,674
     5,851               Tribune Co.                                                                 252,763
      186                Washington Post Co. (The) (Class B)                                         170,190
                                                                                            -----------------
                                                                                                   1,511,141
                                                                                            -----------------
                         Pulp & Paper (0.3%)
     1,081               Bowater, Inc.                                                                39,824
     4,936               Georgia-Pacific Corp.                                                       170,736
     1,110               Glatfelter (P.H.) Co.                                                        13,797
     8,669               International Paper Co.                                                     333,843
      997                Longview Fibre Co.                                                           15,354
     3,912               MeadWestvaco Corp.                                                          123,345
      560                Potlatch Corp.                                                               26,370
      288                Schweitzer-Mauduit International, Inc.                                        9,089
     1,156               Wausau-Mosinee Paper Corp.                                                   18,080
                                                                                            -----------------
                                                                                                     750,438
                                                                                            -----------------
                         Railroads (0.4%)
     7,270               Burlington Northern Santa Fe Corp.                                          303,959
     4,177               CSX Corp.                                                                   152,460
      827                Florida East Coast Industries, Inc.                                          31,310
     1,705               Kansas City Southern Industries, Inc.*                                       28,900
     7,618               Norfolk Southern Corp.                                                      258,631
      622                RailAmerica, Inc.*                                                            6,898
     4,971               Union Pacific Corp.                                                         313,024
                                                                                            -----------------
                                                                                                   1,095,182
                                                                                            -----------------
                         Real Estate Development (0.1%)
      968                Forest City Enterprise, Inc. (Class A)                                       53,192
      420                Getty Realty Corp.                                                           11,810
      614                Jones Lang LaSalle, Inc.*                                                    19,648
      627                LNR Property Corp.                                                           39,213
     1,487               St. Joe Co. (The)                                                            75,688
      283                Tejon Ranch Co.*                                                             10,157
      716                Trammell Crow Co.*                                                           11,062
     1,134               W.P. Carey & Co., LLC                                                        35,041
                                                                                            -----------------
                                                                                                     255,811
                                                                                            -----------------
                         Real Estate Investment Trusts (2.0%)
      532                Acadia Reality Trust                                                          8,193
       98                Alexander's, Inc.*                                                           19,365
      373                Alexandria Real Estate Equities, Inc.                                        24,637
     1,594               AMB Property Corp.                                                           59,775
     1,092               American Financial Reality Trust                                             16,052
      372                Amli Residential Properties Trust                                            11,707
     1,757               Annaly Mortgage Management Inc.                                              31,591
     1,387               Anthracite Capital, Inc.                                                     16,061
      657                Anworth Mortgage Asset Corp.                                                  6,721
     1,837               Apartment Investment & Management Co. (Class A)                              67,399
     3,838               Archstone-Smith Trust                                                       128,765
     1,245               Arden Realty, Inc.                                                           42,430
     1,379               Avalonbay Communities, Inc.                                                  90,283
      323                Bedford Property Investors, Inc.                                              9,286
     1,897               Boston Properties, Inc.                                                     113,289
      743                BPP Liquidating Trust*                                                          238
      905                Brandywine Realty Trust                                                      26,625
      962                BRE Properties, Inc. (Class A)                                               38,384
      768                Camden Property Trust                                                        34,867
     1,000               Capital Automotive REIT                                                      32,260
     1,018               CarrAmerica Realty Corp.                                                     32,810
     1,780               Catellus Development Corp.                                                   51,335
      589                CBL & Associates Properties, Inc.                                            38,609
      896                CenterPoint Properties Corp.                                                 41,485
      787                Colonial Properties Trust                                                    30,677
     1,493               Commercial Net Lease Realty                                                  28,710
     1,069               Cornerstone Realty Income Trust, Inc.                                        10,498
      574                Corporate Office Properties Trust                                            15,739
      947                Cousins Properties, Inc.                                                     35,247
     1,923               Crescent Real Estate Equities Co.                                            30,787
      416                CRT Properties Inc.                                                           9,219
     1,674               Developers Diversified Realty Corp.                                          69,973
     2,649               Duke Realty Corp.                                                            90,331
      358                EastGroup Properties, Inc.                                                   12,684
      393                Entertainment Properties Trust                                               15,681
      828                Equity Inns, Inc.                                                             7,866
     7,761               Equity Office Properties Trust                                              218,239
     1,877               Equity One, Inc.                                                             39,398
     5,325               Equity Residential                                                          177,589
      509                Essex Property Trust, Inc.                                                   39,936
      953                Federal Realty Investment Trust                                              45,220
     1,152               FelCor Lodging Trust, Inc.*                                                  13,386
     1,118               First Industrial Realty Trust, Inc.                                          43,155
     2,725               Friedman, Billings, Ramsey Group, Inc.                                       46,707
      538                Gables Residential Trust                                                     19,637
      420                General Growth Properties Inc.(Warrants) (Due 11/09/04)                         319
     4,191               General Growth Properties, Inc.                                             138,261
      856                Glenborough Realty Trust Inc.                                                17,976
      862                Glimcher Realty Trust                                                        22,257
     2,474               Health Care Property Investors, Inc.                                         68,851
      827                Health Care REIT, Inc.                                                       29,772
      835                Healthcare Realty Trust, Inc.                                                33,692
      816                Heritage Property Investment Trust                                           24,961
     1,036               Highwoods Properties, Inc.                                                   25,703
      565                Home Properties of New York, Inc.                                            23,250
     1,213               Hospitality Properties Trust                                                 51,977
     5,877               Host Marriott Corp.*                                                         85,510
     3,496               HRPT Properties Trust                                                        39,120
     1,135               Impac Mortgage Holdings, Inc.                                                25,662
      722                Investors Real Estate Trust                                                   7,328
     1,962               iStar Financial Inc.                                                         81,266
      859                Kilroy Realty Corp.                                                          34,145
     2,139               Kimco Realty Corp.                                                          116,682
      468                Kramont Reality Trust                                                         8,826
      686                Lexington Corporate Properties Trust                                         15,394
     1,547               Liberty Property Trust                                                       62,731
      933                Macerich Co. (The)                                                           55,747
     1,129               Mack-Cali Realty Corp.                                                       49,868
      833                Maguire Properties, Inc.                                                     21,783
      437                Manufactured Home Communities, Inc.                                          15,072
     1,189               MeriStar Hospitality Corp.*                                                   6,944
      381                Mid-America Apartment Communities, Inc.                                      14,985
      933                Mills Corp.                                                                  51,735
      522                National Health Investors, Inc.                                              14,934
     1,683               Nationwide Health Properties, Inc.                                           37,985
      709                New Century Financial Corp.                                                  39,101
     1,893               New Plan Excel Realty Trust                                                  49,521
      496                Novastar Financial, Inc.                                                     21,467
      784                Pan Pacific Retail Properties, Inc.                                          44,414
      202                Parkway Properties, Inc.                                                     10,258
      680                Pennsylvania Real Estate Investment Trust                                    27,574
     3,572               Plum Creek Timber Co., Inc.                                                 129,628
     1,062               Post Properties, Inc.                                                        34,080
     1,172               Prentiss Properties Trust                                                    42,169
     3,503               ProLogis Trust                                                              136,547
      417                PS Business Parks, Inc. (Class A)                                            18,315
     2,460               Public Storage, Inc.                                                        128,535
      486                RAIT Investment Trust                                                        12,981
      970                Rayonier Inc.                                                                45,978
      684                Realty Income Corp.                                                          32,825
     1,321               Reckson Associates Realty Corp.                                              40,092
      507                Redwood Trust, Inc.                                                          30,501
     1,161               Regency Center Corp.                                                         56,726
     1,722               Rouse Co. (The)                                                             114,857
      307                Saul Centers, Inc.                                                            9,978
      558                Saxon Capital Inc.                                                           10,714
     1,240               Senior Housing Properties Trust                                              23,262
      878                Shurgard Storage Centers, Inc. (Class A)                                     34,857
      253                Simon Property Group LP                                                      13,756
     3,990               Simon Property Group, Inc.                                                  232,697
      668                SL Green Realty Corp.                                                        36,620
      261                Sovran Self Storage, Inc.                                                    10,197
      721                Summit Properties Inc.                                                       21,868
      359                Sun Communities, Inc.                                                        13,954
      202                Tanger Factory Outlet Centers, Inc.                                           9,545
     1,271               Taubman Centers, Inc.                                                        36,478
     1,397               Thornburg Mortgage Asset Corp.                                               39,912
      320                Town & Country Trust                                                          8,838
     2,936               Trizec Properties, Inc.                                                      46,829
     2,344               United Dominion Realty Trust, Inc.                                           49,412
     1,550               Ventas, Inc.                                                                 41,695
     2,231               Vornado Realty Trust                                                        149,923
      910                Washington Real Estate Investment Trust                                      28,620
     1,527               Weingarten Realty Investors                                                  55,216
                                                                                            -----------------
                                                                                                   5,015,522
                                                                                            -----------------
                         Recreational Products (0.4%)
      349                Action Performance Companies, Inc.                                            3,228
     2,577               Activision, Inc.*                                                            37,315
      426                Arctic Cat, Inc.                                                             10,697
     2,358               Atari, inc.*                                                                  3,537
     1,860               Brunswick Corp.                                                              87,271
     1,831               Callaway Golf Co.                                                            19,097
     5,772               Electronic Arts Inc.*                                                       259,278
     3,381               Hasbro, Inc.                                                                 59,810
      529                K2 Inc.*                                                                      8,580
      594                Leapfrog Enterprises, Inc. (Class A)*                                         7,247
     2,100               Marvel Enterprises, Inc.*                                                    32,340
     8,329               Mattel, Inc.                                                                145,841
      567                Monaco Coach Corp.*                                                          10,064
      844                Polaris Industries Inc.                                                      50,091
     1,174               Scientific Games Corp. (Class A)*                                            24,865
      859                Take-Two Interactive Software, Inc.*                                         28,313
     1,192               Thor Industries, Inc.                                                        33,150
      834                THQ, Inc.*                                                                   15,763
      792                Winnebago Industries, Inc.                                                   24,869
      584                WMS Industries, Inc.*                                                        17,082
                                                                                            -----------------
                                                                                                     878,438
                                                                                            -----------------
                         Regional Banks (2.4%)
      412                1st Source Corp.                                                             11,169
      306                Alabama National BanCorporation                                              19,553
      950                Amcore Financial, Inc.                                                       28,908
     6,802               AmSouth Bancorporation                                                      179,505
     2,130               Associated Banc-Corp.                                                        73,890
      152                BancFirst Corp.                                                               9,886
     1,511               BancorpSouth, Inc.                                                           35,947
     1,084               Bank of Hawaii Corp.                                                         51,761
     3,173               Banknorth Group, Inc.                                                       111,912
     1,139               BOK Financial Corp.*                                                         51,836
      444                Boston Private Financial Holdings, Inc.                                      10,896
      258                Capital City Bank Group, Inc.                                                10,090
      712                Cathay Bancorp, Inc.                                                         28,053
      313                Central Pacific Financial Corp.                                               9,562
      483                Chemical Financial Corp.                                                     18,030
     1,067               Chittenden Corp.                                                             30,217
     1,247               Citizens Banking Corp.                                                       40,839
      325                City Holding Co.                                                             11,261
      949                City National Corp.                                                          65,386
     2,411               Colonial BancGroup, Inc. (The)                                               52,198
     1,446               Commerce Bancorp, Inc.                                                       85,661
     1,349               Commerce Bancshares, Inc.                                                    66,236
      506                Community Bank System, Inc.                                                  13,971
     1,027               Community First Bankshares, Inc.                                             33,090
     2,359               Compass Bancshares, Inc.                                                    112,689
      724                Corus Bankshares, Inc.                                                       33,311
     1,005               Cullen/Frost Bankers, Inc.                                                   49,245
     1,373               CVB Financial Corp.                                                          34,050
     1,064               East West Bancorp, Inc.                                                      42,603
      902                F.N.B Corp.                                                                  18,518
     9,549               Fifth Third Bancorp                                                         469,715
      775                First Bancorp (Puerto Rico)                                                  42,261
     1,027               First Charter Corp.                                                          26,219
      303                First Citizens BancShares, Inc. (Class A)                                    35,739
     1,523               First Commonwealth Financial Corp.                                           22,114
      309                First Community Bancorp                                                      12,969
     1,503               First Financial Bancorp                                                      26,212
      302                First Financial Bankshares, Inc.                                             12,738
      264                First Financial Corp.                                                         8,340
     2,432               First Horizon National Corp.                                                105,257
      361                First Merchants Corp.                                                         8,982
      909                First Midwest Bancorp, Inc.                                                  31,733
      929                First National Bankshares of Florida                                         22,937
      284                First Republic Bank                                                          13,689
     1,679               FirstMerit Corp.                                                             43,872
     1,013               Flagstar Bancorp                                                             21,162
      563                Frontier Financial Corp.                                                     21,673
     2,242               Fulton Financial Corp.                                                       48,113
      471                Glacier Bancorp, Inc.                                                        14,907
      760                Gold Banc Corp., Inc.                                                        11,058
     1,019               Greater Bay Bancorp                                                          31,839
      594                Hancock Holding Co.                                                          18,800
      488                Harleysville National Corp.                                                  12,478
     3,047               Hibernia Corp. (Class A)                                                     88,363
      868                Hudson United Bancorp                                                        34,546
      285                Independent Bank Corp.- Massachusetts                                         9,396
      937                International Bancshares Corp.                                               34,669
      661                Irwin Financial Corp.                                                        16,479
     2,326               M&T Bank Corp.                                                              239,578
      369                Main Street Banks, Inc.                                                      10,834
     4,387               Marshall & Ilsley Corp.                                                     184,122
     1,627               Mercantile Bankshares Corp.                                                  79,300
      457                Mid-State Bancshares                                                         12,261
      348                Midwest Banc Holdings, Inc.                                                   7,224
      965                National Penn Bancshares, Inc.                                               25,534
      894                NBT Bancorp, Inc.                                                            20,687
     6,103               North Fork Bancorporation,  Inc.                                            269,142
     4,270               Northern Trust Corp.                                                        181,646
     1,299               Old National Bancorp                                                         32,176
      379                Oriental Financial Group, Inc.                                               10,737
      880                Pacific Capital Bancorp                                                      28,010
      267                Park National Corp.                                                          34,683
      370                Prosperity Bancshares, Inc.                                                  10,083
      787                Provident Bankshares Corp.                                                   27,333
     1,033               R&G Financial Corp. (Class B) (Puerto Rico)                                  38,861
     1,568               Republic Bancorp Inc.                                                        26,201
      558                Riggs National Corp.                                                         11,779
      818                S & T Bancorp, Inc.                                                          29,481
      283                Sandy Spring Bancorp, Inc.                                                    9,786
     1,064               Santander BanCorp. (Puerto Rico)                                             29,686
      865                Silicon Valley Bancshares*                                                   34,609
     1,763               Sky Financial Group, Inc.                                                    47,389
     1,143               South Financial Group, Inc. (The)                                            34,313
     1,470               Southwest Bancorporation of Texas, Inc.                                      34,457
      291                Sterling Bancorp                                                              8,398
      863                Sterling Bancshares, Inc.                                                    12,229
      413                Sterling Financial Corp.                                                     10,945
      215                Suffolk Bancorp                                                               6,622
      776                Susquehanna Bancshares, Inc.                                                 19,299
     5,847               Synovus Financial Corp.                                                     158,980
     2,750               TCF Financial Corp.                                                          86,680
     1,033               Texas Regional Bancshares, Inc. (Class A)                                    32,984
     2,142               Trustco Bank Corp. of New York                                               28,681
     1,133               Trustmark Corp.                                                              35,723
     33,846              U.S. Bancorp                                                                968,334
      974                UCBH Holdings, Inc.                                                          41,970
      572                UMB Financial Corp.                                                          29,429
      704                Umpqua Holdings Corp.                                                        17,516
     1,234               United Bankshares, Inc.                                                      45,251
      625                United Community Banks, Inc.                                                 15,050
      422                Unizan Financial Corp.                                                       11,217
     1,922               Valley National Bancorp                                                      54,508
      391                WesBanco, Inc.                                                               11,855
      639                Westamerica Bancorporation                                                   36,544
      857                Whitney Holding Corp.                                                        37,374
     1,279               Wilmington Trust Corp.                                                       44,202
      364                Wintrust Financial Corp.                                                     20,748
     1,741               Zions Bancorporation                                                        115,202
                                                                                            -----------------
                                                                                                   5,906,186
                                                                                            -----------------
                         Restaurants (0.8%)
     1,597               Applebee's International, Inc.                                               36,523
      942                Bob Evans Farms, Inc.                                                        22,457
     1,873               Brinker International, Inc.*                                                 60,498
      959                CBRL Group, Inc.                                                             34,773
     1,080               CEC Entertainment, Inc.*                                                     41,062
     1,002               Cheesecake Factory, Inc. (The)*                                              43,497
     1,124               CKE Restaurants, Inc.*                                                       13,567
     3,194               Darden Restaurants, Inc.                                                     78,253
      619                IHOP Corp.                                                                   23,708
     1,003               Jack in the Box Inc.*                                                        33,470
     1,124               Krispy Kreme Doughnuts, Inc.*                                                11,914
      558                Landry's Restaurants, Inc.                                                   15,111
      405                Lone Star Steakhouse & Saloon, Inc.                                           9,765
     22,490              McDonald's Corp.                                                            655,584
     1,450               Outback Steakhouse, Inc.                                                     57,406
      570                P.F. Chang's China Bistro, Inc.*                                             28,979
      604                Panera Bread Co. (Class A)*                                                  21,098
      350                Papa John's International, Inc.*                                             11,298
      798                RARE Hospitality International, Inc.*                                        22,113
      297                Red Robin Gourmet Burgers Inc.*                                              12,388
     1,260               Ruby Tuesday, Inc.                                                           31,122
     1,231               Ryan's Restaurant Group Inc.                                                 17,222
     1,041               Sonic Corp.*                                                                 28,346
     7,578               Starbucks Corp.*                                                            400,725
      528                The Steak n Shake Co.*                                                        8,701
     1,868               Triarc Companies, Inc. (Class B)                                             21,351
     2,301               Wendy's International, Inc.                                                  76,784
     5,699               Yum! Brands, Inc.                                                           247,907
                                                                                            -----------------
                                                                                                   2,065,622
                                                                                            -----------------
                         Savings Banks (0.9%)
      728                Anchor Bancorp Wisconsin, Inc.                                               18,884
     1,538               Astoria Financial Corp.                                                      60,120
     2,535               Bank Mutual Corp.                                                            31,130
     1,164               BankAtlantic Bancorp, Inc. (Class A)                                         20,358
      578                BankUnited Financial Corp.*                                                  17,195
     1,492               Brookline Bancorp, Inc.                                                      23,111
     1,422               Capitol Federal Financial                                                    48,320
      580                Charter Financial Corp.                                                      21,982
      987                Commercial Federal Corp.                                                     27,448
      828                Dime Community Bancshares                                                    13,298
      600                Downey Financial Corp.                                                       33,156
      293                Fidelity Bankshares, Inc.                                                    11,392
      386                First Federal Capital Corp.                                                  12,854
     1,577               First Niagara Financial Group, Inc.                                          21,983
      446                Firstfed Financial Corp.*                                                    22,924
     2,944               Golden West Financial Corp.                                                 344,212
      513                Harbor Florida Bancshares, Inc.                                              16,437
     3,381               Hudson City Bancorp, Inc.                                                   123,542
      592                Hudson River Bancorp, Inc.                                                   11,609
     1,161               Independence Community Bank Corp.                                            43,688
      480                MAF Bancorp, Inc.                                                            20,578
      739                MB Financial, Inc.                                                           31,585
      984                Net.B@nk, Inc.                                                                9,132
     4,973               New York Community Bancorp, Inc.                                             91,304
     1,139               Northwest Bancorp, Inc.                                                      27,108
     1,798               People's Bank                                                                67,407
      323                PFF Bancorp, Inc.                                                            12,742
      589                Provident Financial Services, Inc.                                           10,602
     6,554               Sovereign Bancorp, Inc.                                                     141,894
      317                Sterling Financial Corp.*                                                    11,910
     2,050               W. Holding Co., Inc. (Puerto Rico)                                           40,980
     1,486               Washington Federal, Inc.                                                     37,923
     15,445              Washington Mutual, Inc.                                                     597,876
      658                Waypoint Financial Corp.                                                     18,069
     1,016               Webster Financial Corp.                                                      48,565
      836                Westcorp                                                                     33,373
                                                                                            -----------------
                                                                                                   2,124,691
                                                                                            -----------------
                         Semiconductors (2.4%)
      487                Actel Corp.*                                                                  7,388
     6,754               Advanced Micro Devices, Inc.*                                               113,602
     32,357              Agere Systems Inc. (Class A)*                                                39,152
     7,466               Altera Corp.*                                                               169,702
      584                Amis Holdings, Inc.*                                                          8,877
     7,132               Analog Devices, Inc.                                                        287,134
     5,948               Applied Micro Circuits Corp.*                                                21,651
     9,135               Atmel Corp.*                                                                 29,049
     5,735               Broadcom Corp. (Class A)*                                                   155,132
     1,650               Cirrus Logic, Inc.*                                                           8,333
     9,350               Conexant Systems, Inc.*                                                      16,176
     2,310               Cypress Semiconductor Corp.*                                                 24,324
      964                DSP Group, Inc.*                                                             19,116
      755                ESS Technology, Inc.*                                                         4,938
      788                Exar Corp.*                                                                  11,836
     2,290               Fairchild Semiconductor Corp. (Class A)*                                     32,907
      617                Genesis Microchip, Inc.*                                                      8,743
     1,398               Integrated Circuit Systems, Inc.*                                            31,525
     2,031               Integrated Device Technology, Inc.*                                          24,006
      546                Integrated Silicon Solution, Inc.*                                            4,100
    115,504              Intel Corp.                                                               2,571,119
     1,253               International Rectifier Corp.*                                               49,807
     2,692               Intersil Corp. (Class A)                                                     43,933
     3,152               Lattice Semiconductor Corp.*                                                 15,665
     6,111               Linear Technology Corp.                                                     231,485
     7,345               LSI Logic Corp.*                                                             33,420
     6,339               Maxim Integrated Products, Inc.                                             278,853
     2,555               Micrel, Inc.*                                                                28,693
     4,019               Microchip Technology Inc.                                                   121,575
     11,831              Micron Technology, Inc.*                                                    144,102
     1,132               Microsemi Corp.*                                                             17,591
     2,122               Mindspeed Technologies Inc.*                                                  5,029
     7,178               National Semiconductor Corp.                                                119,873
     3,142               NVIDIA Corp.*                                                                45,465
     4,212               ON Semiconductor Corp.*                                                      15,163
      871                Pixelworks, Inc.*                                                             9,834
      840                Power Integrations, Inc.*                                                    17,976
     1,897               Rambus Inc.*                                                                 32,590
     3,599               RF Micro Devices, Inc.*                                                      23,429
     1,430               Semtech Corp.*                                                               29,858
      655                Sigmatel Corp.*                                                              19,323
     1,378               Silicon Image, Inc.*                                                         18,879
      964                Silicon Laboratories Inc.*                                                   28,891
     1,853               Silicon Storage Technology, Inc.*                                            13,805
      847                Siliconix, Inc.*                                                             35,074
     3,371               Skyworks Solutions, Inc.*                                                    29,968
      328                Standard Microsystems Corp.*                                                  7,223
     30,913              Texas Instruments Inc.                                                      755,823
     2,740               Transmeta Corp.*                                                              5,727
     4,484               TriQuint Semiconductor, Inc.*                                                15,963
     5,650               Vitesse Semiconductor Corp.*                                                 15,368
     6,655               Xilinx, Inc.                                                                203,643
      793                Zoran Corp.*                                                                  8,001
                                                                                            -----------------
                                                                                                   6,010,839
                                                                                            -----------------
                         Services to the Health Industry (0.4%)
      543                aaiPharma Inc.*                                                               1,575
      912                Accredo Health, Inc.*                                                        21,003
      262                Advisory Board Co. (The)*                                                     8,536
      621                Albany Molecular Research, Inc.*                                              5,353
      696                Cerner Corp.*                                                                31,424
     1,141               Covance, Inc.*                                                               45,321
      789                Dendrite International, Inc.*                                                11,559
      890                Eclipsys Corp.*                                                              15,103
      964                eResearch Technology, Inc.*                                                  11,269
     1,539               Express Scripts, Inc. (Class A)*                                             98,496
      574                IDX Systems Corp.*                                                           19,249
     4,640               IMS Health Inc.                                                              98,275
     2,773               Laboratory Corp. of America Holdings*                                       127,003
     5,354               Medco Health Solutions Inc.*                                                181,554
     1,067               MedQuist Inc.*                                                               14,138
      681                NDC Health Corp.                                                             11,434
      825                Odyssey Healthcare, Inc.*                                                     6,369
     1,857               Omnicare, Inc.                                                               51,235
      501                PAREXEL International Corp.*                                                  9,644
      593                Per-Se Technologies, Inc.*                                                    8,652
     1,144               Pharmaceutical Product Development, Inc.*                                    48,311
     1,982               Quest Diagnostics Inc.                                                      173,504
      804                Stericycle, Inc.*                                                            36,445
      306                VistaCare, Inc. (Class A)*                                                    4,743
     5,947               WebMD Corp.*                                                                 44,959
                                                                                            -----------------
                                                                                                   1,085,154
                                                                                            -----------------
                         Specialty Insurance (0.4%)
     2,084               Ambac Financial Group, Inc.                                                 162,677
     2,539               Assurant, Inc.                                                               68,502
      839                CNA Surety Corp.*                                                             9,875
     2,890               Fidelity National Financial, Inc.                                           109,069
     1,515               First American Financial Corp.                                               47,253
      318                LandAmerica Financial Group, Inc.                                            15,566
      191                Markel Corp.*                                                                60,738
     2,774               MBIA Inc.                                                                   160,504
     1,949               MGIC Investment Corp.                                                       125,340
     1,811               PMI Group, Inc. (The)                                                        70,303
      919                Proassurance Corp.*                                                          32,799
     1,762               Radian Group, Inc.                                                           84,453
      349                Stewart Information Services Corp.                                           14,805
      279                Triad Guaranty, Inc.*                                                        15,208
                                                                                            -----------------
                                                                                                     977,092
                                                                                            -----------------
                         Specialty Stores (0.8%)
      376                Ac Moore Arts & Crafts, Inc.*                                                 9,688
     1,394               Advance Auto Parts, Inc.*                                                    54,533
      633                Asbury Automotive Group Inc.*                                                 8,564
     5,330               AutoNation, Inc.*                                                            91,836
     1,747               AutoZone, Inc.*                                                             142,922
     1,307               Barnes & Noble, Inc.*                                                        43,484
     5,737               Bed Bath & Beyond Inc.*                                                     234,012
     1,137               Boise Cascade Corp.                                                          33,564
      685                Bombay Co., Inc. (The)*                                                       3,836
     1,500               Borders Group, Inc.                                                          34,185
     2,008               CarMax Inc.*                                                                 52,891
      351                Central Garden & Pet Co.*                                                    12,538
     2,004               Claire's Stores, Inc.                                                        52,144
      445                Cost Plus, Inc.*                                                             14,374
     1,037               CSK Auto Corp.*                                                              15,182
      622                Dick's Sporting Goods, Inc.*                                                 22,392
      495                Group 1 Automotive, Inc.*                                                    14,004
      530                Guitar Center, Inc.*                                                         23,654
      428                Haverty Furniture Companies, Inc.                                             7,225
      450                Hibbett Sporting Goods, Inc.*                                                10,062
      450                Jo-Ann Stores, Inc.*                                                         11,097
      960                Linens 'N Things, Inc.*                                                      23,117
     2,694               Michaels Stores, Inc.                                                        78,395
     6,239               Office Depot, Inc.*                                                         101,009
     1,052               O'Reilly Automotive, Inc.*                                                   45,299
     1,052               Pep Boys-Manny Moe & Jack                                                    14,959
      283                PETCO Animal Supplies, Inc.*                                                 10,123
     2,667               PETsMART, Inc.                                                               85,291
     1,723               Pier 1 Imports, Inc.                                                         30,928
      846                Regis Corp.                                                                  36,209
     1,685               Rent-A-Center, Inc.*                                                         40,423
      295                Sharper Image Corp.*                                                          6,040
      673                Sonic Automotive, Inc.                                                       13,615
     9,451               Staples, Inc.                                                               281,073
     2,841               Tiffany & Co.                                                                83,327
     4,136               Toys 'R' Us, Inc.*                                                           74,489
      678                Tractor Supply Co.*                                                          24,598
      838                Tuesday Morning Corp.*                                                       27,352
      721                United Auto Group, Inc.                                                      19,467
      388                West Marine, Inc.*                                                            9,518
     2,262               Williams-Sonoma, Inc.*                                                       86,341
     1,450               Zale Corp.*                                                                  41,354
                                                                                            -----------------
                                                                                                   2,025,114
                                                                                            -----------------
                         Specialty Telecommunications (0.3%)
     3,878               American Tower Corp. (Class A)*                                              66,663
      790                Broadwing Corporation                                                         4,497
     2,794               CenturyTel, Inc.                                                             89,659
     5,511               Citizens Communications Co.                                                  73,847
      579                Commonwealth Telephone Enterprises, Inc.*                                    26,420
     4,372               Covad Communications Group, Inc.*                                             6,558
     4,260               Crown Castle International Corp.*                                            65,221
     1,093               General Communication, Inc. (Class A)*                                       10,012
      490                IDT Corp.*                                                                    6,434
     1,686               NTL, Inc.*                                                                  112,136
     1,056               PTEK Holdings, Inc.*                                                         10,518
     33,764              Qwest Communications International, Inc.*                                   115,473
      284                SureWest Communications                                                       8,047
      957                Time Warner Telecom Inc. (Class A)*                                           4,900
     1,874               Verso Technologies, Inc.*                                                       974
     1,302               West Corp.*                                                                  36,612
                                                                                            -----------------
                                                                                                     637,971
                                                                                            -----------------
                         Steel (0.2%)
     2,110               AK Steel Holding Corp.*                                                      20,108
     1,585               Allegheny Technologies Inc.                                                  26,644
      436                Carpenter Technology Corp.                                                   20,693
     3,034               Nucor Corp.                                                                 128,126
      314                Quanex Corp.                                                                 15,920
      921                Reliance Steel & Aluminum Co.                                                31,609
      319                Schnitzer Steel Industries, Inc.                                              9,012
     1,225               Steel Dynamics, Inc.*                                                        40,670
     2,001               United States Steel Corp.                                                    73,477
     1,668               Worthington Industries, Inc.                                                 33,110
                                                                                            -----------------
                                                                                                     399,369
                                                                                            -----------------
                         Telecommunication Equipment (1.3%)
     15,595              ADC Telecommunications, Inc.*                                                34,465
     1,533               ADTRAN, Inc.                                                                 33,113
     1,684               Advanced Fibre Communications, Inc.*                                         26,304
     2,998               Andrew Corp.*                                                                41,912
     1,462               Arris Group, Inc.*                                                            6,798
     1,030               At Road, Inc.*                                                                6,489
     2,492               Avanex Corp.*                                                                 6,853
      708                C-COR.net Corp.*                                                              5,324
     9,454               CIENA Corp.*                                                                 23,351
     1,822               CommScope, Inc.*                                                             32,814
      272                Comtech Telecommunications Corp.*                                             7,456
     3,888               Comverse Technology, Inc.*                                                   80,248
     25,991              Corning Inc.*                                                               297,597
      605                Ditech Communications Corp.*                                                 13,879
     1,180               Harmonic, Inc.*                                                               9,818
     1,290               Harris Corp.                                                                 79,374
     1,201               InterDigital Communications Corp.*                                           19,096
      488                Inter-Tel, Inc.                                                              13,176
      668                InterVoice-Brite, Inc.*                                                       8,270
     81,229              Lucent Technologies Inc.*                                                   288,363
     41,862              Motorola, Inc.                                                              722,538
     3,099               Oplink Communications, Inc.*                                                  5,966
      853                Plantronics, Inc.                                                            37,106
     1,922               Polycom, Inc.*                                                               39,689
     1,231               Powerwave Technologies, Inc.*                                                 9,196
     28,936              QUALCOMM Inc.                                                             1,209,814
     1,150               REMEC, Inc.*                                                                  6,337
     4,721               Sonus Networks, Inc.*                                                        27,854
      357                SpectraLink Corp.                                                             4,355
     1,620               Stratex Network, Inc.*                                                        2,940
     7,073               Sycamore Networks, Inc.*                                                     25,958
     1,427               Tekelec*                                                                     31,851
     8,084               Tellabs, Inc.*                                                               64,672
     1,454               Terayon Communication Systems, Inc.*                                          2,385
     1,219               Trimble Navigation Ltd.*                                                     34,973
      512                ViaSat, Inc.*                                                                 9,672
      961                Westell Technologies, Inc. (Class A)*                                         5,391
                                                                                            -----------------
                                                                                                   3,275,397
                                                                                            -----------------
                         Textiles (0.0%)
      939                Albany International Corp. (Class A)                                         28,189
                                                                                            -----------------

                         Tobacco (0.8%)
     36,622              Altria Group, Inc.                                                        1,774,702
     1,649               Reynolds American, Inc.                                                     113,550
      761                Universal Corp.                                                              34,839
     3,214               UST, Inc.                                                                   132,288
      990                Vector Group Ltd.                                                            15,305
                                                                                            -----------------
                                                                                                   2,070,684
                                                                                            -----------------
                         Tools/Hardware (0.1%)
     1,506               Black & Decker Corp.                                                        120,902
      464                Briggs & Stratton Corp.                                                      33,320
     1,129               Snap-On, Inc.                                                                33,170
     1,570               Stanley Works (The)                                                          69,896
                                                                                            -----------------
                                                                                                     257,288
                                                                                            -----------------
                         Trucking (0.1%)
      580                Arkansas Best Corp.                                                          22,672
     1,755               Heartland Express, Inc.                                                      35,907
     1,636               Hunt (J.B.) Tansport Services, Inc.*                                         66,847
     1,204               Knight Transportation, Inc.*                                                 28,282
      768                Landstar System, Inc.*                                                       52,178
      471                Old Dominion Freight Line, Inc.*                                             13,200
      543                Overnite Corp.                                                               17,571
     1,620               Swift Transportation Co., Inc.*                                              30,618
      715                USF Corp.                                                                    25,626
     1,545               Werner Enterprises, Inc.                                                     32,754
      575                Yellow Roadway Corp.*                                                        27,594
                                                                                            -----------------
                                                                                                     353,249
                                                                                            -----------------
                         Trucks/Construction/Farm Machinery (0.6%)
     1,496               AGCO Corp.*                                                                  29,052
     6,105               Caterpillar Inc.                                                            491,697
      820                Cummins Inc.                                                                 57,466
     4,650               Deere & Co.                                                                 277,977
     1,619               Federal Signal Corp.                                                         26,908
      840                JLG Industries, Inc.                                                         14,011
     1,172               Joy Global Inc.                                                              39,602
      710                Manitowoc Co., Inc.                                                          25,063
      128                NACCO Industries, Inc. (Class A)                                             11,963
     1,330               Navistar International Corp.*                                                45,952
      696                OshKosh Truck Corp.                                                          40,994
     3,391               PACCAR, Inc.                                                                235,030
      558                Stewart & Stevenson Services, Inc.                                            9,486
     1,048               Terex Corp.*                                                                 39,824
      664                Toro Co. (The)                                                               45,318
      899                Trinity Industries, Inc.                                                     28,013
      504                Wabash National Corp.*                                                       12,388
      848                Wabtec Corp.                                                                 17,189
                                                                                            -----------------
                                                                                                   1,447,933
                                                                                            -----------------
                         Water Utilities (0.0%)
     1,791               Aqua America Inc.                                                            39,151
      331                California Water Service Group                                                9,761
                                                                                            -----------------
                                                                                                      48,912
                                                                                            -----------------
                         Wholesale Distributors (0.2%)
      370                Applied Industries Technologies, Inc.                                        13,764
     3,371               Genuine Parts Co.                                                           134,469
     1,783               Grainger (W.W.), Inc.                                                       104,466
      485                Handleman Co.                                                                10,432
     1,024               Hughes Supply, Inc.                                                          29,092
      331                Imagistics International Inc.*                                               11,393
      939                MSC Industrial Direct Co., Inc. (Class A)                                    32,057
      366                School Specialty, Inc.*                                                      14,977
     1,507               SCP Pool Corp.*                                                              43,989
      424                TBC Corp.*                                                                    9,426
      732                United Stationers, Inc.*                                                     32,574
      788                WESCO International, Inc.*                                                   19,763
                                                                                            -----------------
                                                                                                     456,402
                                                                                            -----------------
                         Wireless Telecommunications (0.3%)
     1,872               Centennial Communications Corp. (Class A)*                                   11,681
     2,170               Dobson Communications Corp. (Class A)*                                        2,886
     19,181              Nextel Communications, Inc. (Class A)*                                      508,105
     3,538               Nextel Partners, Inc. (Class A)*                                             59,580
     1,110               Price Communications Corp.*                                                  17,682
     1,120               Telephone & Data Systems, Inc.                                               83,888
     1,186               Triton PCS Holdings, Inc. (Class A)*                                          2,882
     1,675               United States Cellular Corp.*                                                69,764
     1,644               Western Wireless Corp. (Class A)*                                            47,906
                                                                                            -----------------
                                                                                                     804,374
                                                                                            -----------------
                         TOTAL COMMON STOCKS
                           (Cost $ 231,227,991)                                                  242,721,393
                                                                                            -----------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
-----------------
                         SHORT-TERM INVESTMENTS (1.8%)
                         REPURCHASE AGREEMENT
     $4,387              Joint repurchase agreement account 1.84%
                         due 11/01/04 (dated 10/29/04;
                         proceeds $ 4,387,673) (a) (Cost $ 4,387,000)                              4,387,000
                                                                                            -----------------

                         TOTAL INVESTMENTS
                           (Cost $ 235,614,991) (b)(c)                             99.9%        $247,108,393
                         OTHER ASSETS IN EXCESS OF LIABILITIES                      0.1              191,265
                                                                                  ------    -----------------
                         NET ASSETS                                               100.0%        $247,299,658
                                                                                  ======    =================

------------------------------------------------------------
      ADR     American Depository Receipt.
       *      Non-income producing security.
       **     A portion of this security is physically segregated in connection with open futures contracts in the amount of $ 440,000.
      (a)     Collateralized by federal agency and U.S. Treasury obligations.
      (b)     Securities have been designated as collateral in an amount equal to $ 4,140,540 in connection with open forward foreign currency contracts and open futures contracts.
      (c)     The aggregate gross unrealized appreciation is $60,247,787 and the aggregate gross unrealized depreciation is $ 48,754,385, resulting in net unrealized appreciation of $ 11,493,402.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

   NUMBER OF                             DESCRIPTION, DELIVERY          UNDERLYING FACE        UNREALIZED
   CONTRACTS          LONG/SHORT            MONTH AND YEAR              AMOUNT AT VALUE       APPRECIATION
-------------------------------------------------------------------------------------------------------------

              40         Long            Russell 2000 E Mini Index
                                         December 2004                   $2,338,000                  $49,510

              10         Long            S & P 500 E Mini Index
                                         December 2004                      565,150                    2,875

               6         Long            S & P 500 Index
                                         December 2004                    1,695,450                    5,520

                                                                                            -----------------
                         NET UNREALIZED APPRECIATION.....................................            $57,905
                                                                                            =================

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 14, 2004

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 14, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer